UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST

f/k/a BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

Semi-Annual Shareholder Report - March 31, 2025

Baron Asset Fund

Retail: BARAX

This semi-annual shareholder report contains important information about Baron Asset Fund (the Fund) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$64	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell Midcap Growth Index	Russell 3000 Index
03/31/15	$10,000	$10,000	$10,000
06/30/15	$10,070	$9,886	$10,014
09/30/15	$9,233	$9,096	$9,288
12/31/15	$9,660	$9,471	$9,870
03/31/16	$9,506	$9,526	$9,966
06/30/16	$9,767	$9,674	$10,228
09/30/16	$10,261	$10,119	$10,678
12/31/16	$10,262	$10,165	$11,127
03/31/17	$11,295	$10,866	$11,766
06/30/17	$12,158	$11,324	$12,121
09/30/17	$12,561	$11,922	$12,675
12/31/17	$12,943	$12,733	$13,478
03/31/18	$13,539	$13,010	$13,392
06/30/18	$14,310	$13,421	$13,912
09/30/18	$15,463	$14,437	$14,903
12/31/18	$12,925	$12,128	$12,772
03/31/19	$15,554	$14,508	$14,566
06/30/19	$17,086	$15,292	$15,162
09/30/19	$16,672	$15,189	$15,338
12/31/19	$17,787	$16,430	$16,734
03/31/20	$14,818	$13,138	$13,236
06/30/20	$18,960	$17,113	$16,152
09/30/20	$20,543	$18,717	$17,639
12/31/20	$23,653	$22,277	$20,229
03/31/21	$23,396	$22,151	$21,513
06/30/21	$25,725	$24,604	$23,285
09/30/21	$25,673	$24,417	$23,262
12/31/21	$26,948	$25,112	$25,420
03/31/22	$23,023	$21,953	$24,078
06/30/22	$18,154	$17,327	$20,057
09/30/22	$17,767	$17,214	$19,161
12/31/22	$19,927	$18,402	$20,537
03/31/23	$20,978	$20,083	$22,012
06/30/23	$21,726	$21,335	$23,858
09/30/23	$20,753	$20,221	$23,082
12/31/23	$23,322	$23,162	$25,868
03/31/24	$24,706	$25,362	$28,460
06/30/24	$23,824	$24,547	$29,376
09/30/24	$25,793	$26,153	$31,205
12/31/24	$25,765	$28,282	$32,027
03/31/25	$25,006	$26,268	$30,515

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	1.21%	11.03%	9.60%
Russell Midcap Growth Index	3.57%	14.86%	10.14%
Russell 3000 Index	7.22%	18.18%	11.80%

Key Fund Statistics

Total Net Assets	$3,936,087,159
# of Issuers	52
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$21,414,629

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Asset Fund

March 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Investments (3/31/25)*
Gartner, Inc.	8.2%
Verisk Analytics, Inc.	5.7%
IDEXX Laboratories, Inc.	5.5%
Guidewire Software, Inc.	5.5%
Space Exploration Technologies Corp.	5.3%
Arch Capital Group Ltd.	4.9%
Mettler-Toledo International, Inc.	4.4%
CoStar Group, Inc.	4.3%
Fair Isaac Corp.	3.5%
Roper Technologies, Inc.	3.4%
Total	50.7%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)*

Value	Value
Information Technology	26.3%
Industrials	21.8%
Health Care	16.2%
Financials	13.8%
Consumer Discretionary	7.7%
Real Estate	7.6%
Communication Services	6.6%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Asset Fund

Semi-Annual Shareholder Report - March 31, 2025

Retail: BARAX

Semi-Annual Shareholder Report - March 31, 2025

Baron Asset Fund

Institutional: BARIX

This semi-annual shareholder report contains important information about Baron Asset Fund (the Fund) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell Midcap Growth Index	Russell 3000 Index
03/31/15	$1,000,000	$1,000,000	$1,000,000
06/30/15	$1,007,581	$988,594	$1,001,379
09/30/15	$924,483	$909,610	$928,787
12/31/15	$967,914	$947,068	$987,019
03/31/16	$953,201	$952,551	$996,576
06/30/16	$979,829	$967,436	$1,022,792
09/30/16	$1,030,268	$1,011,860	$1,067,771
12/31/16	$1,030,878	$1,016,475	$1,112,718
03/31/17	$1,135,765	$1,086,552	$1,176,624
06/30/17	$1,223,345	$1,132,352	$1,212,105
09/30/17	$1,264,712	$1,192,173	$1,267,514
12/31/17	$1,303,980	$1,273,314	$1,347,841
03/31/18	$1,365,043	$1,301,003	$1,339,154
06/30/18	$1,443,685	$1,342,083	$1,391,231
09/30/18	$1,561,001	$1,443,740	$1,490,342
12/31/18	$1,305,751	$1,212,824	$1,277,191
03/31/19	$1,572,178	$1,450,796	$1,456,552
06/30/19	$1,728,136	$1,529,165	$1,516,199
09/30/19	$1,687,515	$1,518,864	$1,533,825
12/31/19	$1,801,438	$1,643,010	$1,673,362
03/31/20	$1,501,799	$1,313,752	$1,323,635
06/30/20	$1,922,615	$1,711,307	$1,615,200
09/30/20	$2,084,652	$1,871,715	$1,763,919
12/31/20	$2,401,806	$2,227,704	$2,022,891
03/31/21	$2,377,024	$2,215,111	$2,151,282
06/30/21	$2,615,552	$2,460,369	$2,328,544
09/30/21	$2,611,835	$2,441,673	$2,326,175
12/31/21	$2,743,405	$2,511,247	$2,541,987
03/31/22	$2,345,090	$2,195,323	$2,407,810
06/30/22	$1,850,523	$1,732,730	$2,005,677
09/30/22	$1,812,280	$1,721,419	$1,916,132
12/31/22	$2,033,631	$1,840,221	$2,053,749
03/31/23	$2,142,310	$2,008,341	$2,201,215
06/30/23	$2,220,160	$2,133,543	$2,385,826
09/30/23	$2,122,127	$2,022,089	$2,308,196
12/31/23	$2,386,423	$2,316,224	$2,586,837
03/31/24	$2,529,622	$2,536,189	$2,846,022
06/30/24	$2,440,811	$2,454,688	$2,937,550
09/30/24	$2,644,365	$2,615,258	$3,120,533
12/31/24	$2,643,333	$2,828,181	$3,202,706
03/31/25	$2,566,855	$2,626,813	$3,051,477

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	1.47%	11.32%	9.89%
Russell Midcap Growth Index	3.57%	14.86%	10.14%
Russell 3000 Index	7.22%	18.18%	11.80%

Key Fund Statistics

Total Net Assets	$3,936,087,159
# of Issuers	52
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$21,414,629

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Asset Fund

March 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Investments (3/31/25)*
Gartner, Inc.	8.2%
Verisk Analytics, Inc.	5.7%
IDEXX Laboratories, Inc.	5.5%
Guidewire Software, Inc.	5.5%
Space Exploration Technologies Corp.	5.3%
Arch Capital Group Ltd.	4.9%
Mettler-Toledo International, Inc.	4.4%
CoStar Group, Inc.	4.3%
Fair Isaac Corp.	3.5%
Roper Technologies, Inc.	3.4%
Total	50.7%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)*

Value	Value
Information Technology	26.3%
Industrials	21.8%
Health Care	16.2%
Financials	13.8%
Consumer Discretionary	7.7%
Real Estate	7.6%
Communication Services	6.6%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Asset Fund

Semi-Annual Shareholder Report - March 31, 2025

Institutional: BARIX

Semi-Annual Shareholder Report - March 31, 2025

Baron Asset Fund

R6: BARUX

This semi-annual shareholder report contains important information about Baron Asset Fund (the Fund) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell Midcap Growth Index	Russell 3000 Index
03/31/15	$5,000,000	$5,000,000	$5,000,000
06/30/15	$5,037,907	$4,942,970	$5,006,895
09/30/15	$4,622,417	$4,548,049	$4,643,934
12/31/15	$4,839,570	$4,735,341	$4,935,093
03/31/16	$4,766,005	$4,762,755	$4,982,881
06/30/16	$4,899,972	$4,837,178	$5,113,960
09/30/16	$5,151,338	$5,059,300	$5,338,856
12/31/16	$5,154,388	$5,082,377	$5,563,588
03/31/17	$5,677,962	$5,432,761	$5,883,120
06/30/17	$6,115,860	$5,661,759	$6,060,526
09/30/17	$6,322,693	$5,960,865	$6,337,571
12/31/17	$6,519,033	$6,366,572	$6,739,204
03/31/18	$6,824,352	$6,505,013	$6,695,768
06/30/18	$7,217,567	$6,710,417	$6,956,157
09/30/18	$7,804,150	$7,218,702	$7,451,708
12/31/18	$6,526,896	$6,064,118	$6,385,955
03/31/19	$7,860,041	$7,253,981	$7,282,758
06/30/19	$8,638,857	$7,645,823	$7,580,994
09/30/19	$8,435,753	$7,594,320	$7,669,123
12/31/19	$9,006,376	$8,215,048	$8,366,811
03/31/20	$7,507,150	$6,568,762	$6,618,176
06/30/20	$9,612,276	$8,556,534	$8,075,999
09/30/20	$10,422,480	$9,358,577	$8,819,594
12/31/20	$12,007,282	$11,138,518	$10,114,455
03/31/21	$11,883,368	$11,075,555	$10,756,411
06/30/21	$13,075,009	$12,301,843	$11,642,719
09/30/21	$13,057,455	$12,208,365	$11,630,877
12/31/21	$13,715,403	$12,556,233	$12,709,933
03/31/22	$11,723,742	$10,976,617	$12,039,050
06/30/22	$9,250,800	$8,663,651	$10,028,383
09/30/22	$9,060,688	$8,607,093	$9,580,662
12/31/22	$10,166,380	$9,201,103	$10,268,746
03/31/23	$10,708,691	$10,041,705	$11,006,073
06/30/23	$11,099,066	$10,667,714	$11,929,129
09/30/23	$10,607,770	$10,110,443	$11,540,981
12/31/23	$11,929,315	$11,581,121	$12,934,186
03/31/24	$12,644,201	$12,680,944	$14,230,112
06/30/24	$12,201,270	$12,273,440	$14,687,751
09/30/24	$13,217,947	$13,076,292	$15,602,664
12/31/24	$13,212,763	$14,140,904	$16,013,530
03/31/25	$12,830,331	$13,134,064	$15,257,383

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	1.47%	11.31%	9.88%
Russell Midcap Growth Index	3.57%	14.86%	10.14%
Russell 3000 Index	7.22%	18.18%	11.80%

Key Fund Statistics

Total Net Assets	$3,936,087,159
# of Issuers	52
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$21,414,629

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

Baron Asset Fund

March 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Investments (3/31/25)*
Gartner, Inc.	8.2%
Verisk Analytics, Inc.	5.7%
IDEXX Laboratories, Inc.	5.5%
Guidewire Software, Inc.	5.5%
Space Exploration Technologies Corp.	5.3%
Arch Capital Group Ltd.	4.9%
Mettler-Toledo International, Inc.	4.4%
CoStar Group, Inc.	4.3%
Fair Isaac Corp.	3.5%
Roper Technologies, Inc.	3.4%
Total	50.7%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)*

Value	Value
Information Technology	26.3%
Industrials	21.8%
Health Care	16.2%
Financials	13.8%
Consumer Discretionary	7.7%
Real Estate	7.6%
Communication Services	6.6%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Asset Fund

Semi-Annual Shareholder Report - March 31, 2025

R6: BARUX

Semi-Annual Shareholder Report - March 31, 2025

Baron Growth Fund

Retail: BGRFX

This semi-annual shareholder report contains important information about Baron Growth Fund (the Fund) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$67Footnote Reference**	1.38%Footnote Reference*Footnote Reference^
Footnote	Description
Footnote*	Annualized.
Footnote**	Includes interest expense of $4.
Footnote^	Includes interest expense of 0.08%.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell 2000 Growth Index	Russell 3000 Index
03/31/15	$10,000	$10,000	$10,000
06/30/15	$9,882	$10,198	$10,014
09/30/15	$9,022	$8,866	$9,288
12/31/15	$9,142	$9,249	$9,870
03/31/16	$9,165	$8,816	$9,966
06/30/16	$9,469	$9,101	$10,228
09/30/16	$9,707	$9,941	$10,678
12/31/16	$9,694	$10,295	$11,127
03/31/17	$10,696	$10,846	$11,766
06/30/17	$11,336	$11,322	$12,121
09/30/17	$11,695	$12,026	$12,675
12/31/17	$12,314	$12,578	$13,478
03/31/18	$12,611	$12,867	$13,392
06/30/18	$13,612	$13,797	$13,912
09/30/18	$14,682	$14,559	$14,903
12/31/18	$11,955	$11,407	$12,772
03/31/19	$14,536	$13,363	$14,566
06/30/19	$15,547	$13,730	$15,162
09/30/19	$15,430	$13,157	$15,338
12/31/19	$16,754	$14,656	$16,734
03/31/20	$13,008	$10,880	$13,236
06/30/20	$16,571	$14,207	$16,152
09/30/20	$18,373	$15,224	$17,639
12/31/20	$22,235	$19,732	$20,229
03/31/21	$22,428	$20,694	$21,513
06/30/21	$24,162	$21,504	$23,285
09/30/21	$25,023	$20,289	$23,262
12/31/21	$26,647	$20,291	$25,420
03/31/22	$23,079	$17,729	$24,078
06/30/22	$18,753	$14,315	$20,057
09/30/22	$18,441	$14,350	$19,161
12/31/22	$20,625	$14,943	$20,537
03/31/23	$22,239	$15,850	$22,012
06/30/23	$22,826	$16,968	$23,858
09/30/23	$21,976	$15,726	$23,082
12/31/23	$23,653	$17,731	$25,868
03/31/24	$24,944	$19,075	$28,460
06/30/24	$22,877	$18,518	$29,376
09/30/24	$25,409	$20,076	$31,205
12/31/24	$24,778	$20,418	$32,027
03/31/25	$23,710	$18,148	$30,515

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	(4.94%)	12.76%	9.02%
Russell 2000 Growth Index	(4.86%)	10.78%	6.14%
Russell 3000 Index	7.22%	18.18%	11.80%

Key Fund Statistics

Total Net Assets	$6,189,874,722
# of Issuers	29
Portfolio Turnover Rate	0%Footnote Reference†
Total Advisory Fees Paid	$35,171,517

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Footnote	Description
Footnote†	Less than 0.5%.

Baron Growth Fund

March 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Investments (3/31/25)*
Arch Capital Group Ltd.	13.2%
MSCI, Inc.	11.3%
Gartner, Inc.	8.7%
Kinsale Capital Group, Inc.	7.1%
FactSet Research Systems, Inc.	7.1%
Choice Hotels International, Inc.	6.4%
CoStar Group, Inc.	5.9%
Primerica, Inc.	5.6%
Vail Resorts, Inc.	5.1%
Morningstar, Inc.	4.4%
Total	74.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)*

Value	Value
Financials	53.2%
Consumer Discretionary	14.8%
Information Technology	14.0%
Real Estate	10.0%
Health Care	5.2%
Communication Services	2.6%
Materials	0.0%Footnote Reference‡
Industrials	0.0%Footnote Reference‡
Footnote	Description
Footnote‡	Rounds to less than 0.1%.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Growth Fund

Semi-Annual Shareholder Report - March 31, 2025

Retail: BGRFX

Semi-Annual Shareholder Report - March 31, 2025

Baron Growth Fund

Institutional: BGRIX

This semi-annual shareholder report contains important information about Baron Growth Fund (the Fund) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$54Footnote Reference**	1.12%Footnote Reference*Footnote Reference^
Footnote	Description
Footnote*	Annualized.
Footnote**	Includes interest expense of $4.
Footnote^	Includes interest expense of 0.08%.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell 2000 Growth Index	Russell 3000 Index
03/31/15	$1,000,000	$1,000,000	$1,000,000
06/30/15	$988,944	$1,019,769	$1,001,379
09/30/15	$903,284	$886,571	$928,787
12/31/15	$915,899	$924,868	$987,019
03/31/16	$918,748	$881,556	$996,576
06/30/16	$949,795	$910,128	$1,022,792
09/30/16	$974,434	$994,054	$1,067,771
12/31/16	$973,698	$1,029,544	$1,112,718
03/31/17	$1,075,038	$1,084,612	$1,176,624
06/30/17	$1,140,197	$1,132,214	$1,212,105
09/30/17	$1,177,019	$1,202,618	$1,267,514
12/31/17	$1,240,038	$1,257,760	$1,347,841
03/31/18	$1,270,704	$1,286,681	$1,339,154
06/30/18	$1,372,510	$1,379,741	$1,391,231
09/30/18	$1,481,448	$1,455,947	$1,490,342
12/31/18	$1,206,947	$1,140,689	$1,277,191
03/31/19	$1,468,513	$1,336,258	$1,456,552
06/30/19	$1,571,687	$1,372,978	$1,516,199
09/30/19	$1,560,796	$1,315,682	$1,533,825
12/31/19	$1,695,811	$1,465,597	$1,673,362
03/31/20	$1,317,623	$1,087,987	$1,323,635
06/30/20	$1,679,385	$1,420,737	$1,615,200
09/30/20	$1,863,235	$1,522,434	$1,763,919
12/31/20	$2,256,352	$1,973,166	$2,022,891
03/31/21	$2,277,496	$2,069,363	$2,151,282
06/30/21	$2,455,143	$2,150,429	$2,328,544
09/30/21	$2,544,238	$2,028,874	$2,326,175
12/31/21	$2,711,049	$2,029,101	$2,541,987
03/31/22	$2,349,576	$1,772,878	$2,407,810
06/30/22	$1,910,325	$1,431,523	$2,005,677
09/30/22	$1,879,571	$1,434,985	$1,916,132
12/31/22	$2,103,854	$1,494,282	$2,053,749
03/31/23	$2,269,595	$1,585,025	$2,201,215
06/30/23	$2,331,189	$1,696,809	$2,385,826
09/30/23	$2,245,776	$1,572,626	$2,308,196
12/31/23	$2,418,805	$1,773,090	$2,586,837
03/31/24	$2,552,332	$1,907,523	$2,846,022
06/30/24	$2,342,230	$1,851,840	$2,937,550
09/30/24	$2,603,302	$2,007,581	$3,120,533
12/31/24	$2,540,341	$2,041,789	$3,202,706
03/31/25	$2,432,423	$1,814,828	$3,051,477

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	(4.70%)	13.04%	9.30%
Russell 2000 Growth Index	(4.86%)	10.78%	6.14%
Russell 3000 Index	7.22%	18.18%	11.80%

Key Fund Statistics

Total Net Assets	$6,189,874,722
# of Issuers	29
Portfolio Turnover Rate	0%Footnote Reference†
Total Advisory Fees Paid	$35,171,517

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Footnote	Description
Footnote†	Less than 0.5%.

Baron Growth Fund

March 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Investments (3/31/25)*
Arch Capital Group Ltd.	13.2%
MSCI, Inc.	11.3%
Gartner, Inc.	8.7%
Kinsale Capital Group, Inc.	7.1%
FactSet Research Systems, Inc.	7.1%
Choice Hotels International, Inc.	6.4%
CoStar Group, Inc.	5.9%
Primerica, Inc.	5.6%
Vail Resorts, Inc.	5.1%
Morningstar, Inc.	4.4%
Total	74.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)*

Value	Value
Financials	53.2%
Consumer Discretionary	14.8%
Information Technology	14.0%
Real Estate	10.0%
Health Care	5.2%
Communication Services	2.6%
Materials	0.0%Footnote Reference‡
Industrials	0.0%Footnote Reference‡
Footnote	Description
Footnote‡	Rounds to less than 0.1%.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Growth Fund

Semi-Annual Shareholder Report - March 31, 2025

Institutional: BGRIX

Semi-Annual Shareholder Report - March 31, 2025

Baron Growth Fund

R6: BGRUX

This semi-annual shareholder report contains important information about Baron Growth Fund (the Fund) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$54Footnote Reference**	1.13%Footnote Reference*Footnote Reference^
Footnote	Description
Footnote*	Annualized.
Footnote**	Includes interest expense of $4.
Footnote^	Includes interest expense of 0.08%.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell 2000 Growth Index	Russell 3000 Index
03/31/15	$5,000,000	$5,000,000	$5,000,000
06/30/15	$4,944,722	$5,098,846	$5,006,895
09/30/15	$4,516,419	$4,432,854	$4,643,934
12/31/15	$4,579,497	$4,624,338	$4,935,093
03/31/16	$4,594,451	$4,407,782	$4,982,881
06/30/16	$4,749,688	$4,550,638	$5,113,960
09/30/16	$4,872,168	$4,970,272	$5,338,856
12/31/16	$4,869,290	$5,147,721	$5,563,588
03/31/17	$5,375,191	$5,423,060	$5,883,120
06/30/17	$5,701,784	$5,661,071	$6,060,526
09/30/17	$5,885,093	$6,013,091	$6,337,571
12/31/17	$6,200,989	$6,288,799	$6,739,204
03/31/18	$6,354,319	$6,433,406	$6,695,768
06/30/18	$6,863,343	$6,898,706	$6,956,157
09/30/18	$7,408,024	$7,279,734	$7,451,708
12/31/18	$6,035,546	$5,703,444	$6,385,955
03/31/19	$7,343,343	$6,681,289	$7,282,758
06/30/19	$7,859,202	$6,864,890	$7,580,994
09/30/19	$7,804,750	$6,578,411	$7,669,123
12/31/19	$8,479,805	$7,327,984	$8,366,811
03/31/20	$6,588,917	$5,439,935	$6,618,176
06/30/20	$8,398,668	$7,103,687	$8,075,999
09/30/20	$9,316,901	$7,612,172	$8,819,594
12/31/20	$11,283,417	$9,865,832	$10,114,455
03/31/21	$11,389,131	$10,346,814	$10,756,411
06/30/21	$12,276,299	$10,752,147	$11,642,719
09/30/21	$12,722,791	$10,144,370	$11,630,877
12/31/21	$13,555,778	$10,145,506	$12,709,933
03/31/22	$11,748,489	$8,864,392	$12,039,050
06/30/22	$9,552,333	$7,157,615	$10,028,383
09/30/22	$9,398,569	$7,174,925	$9,580,662
12/31/22	$10,519,935	$7,471,408	$10,268,746
03/31/23	$11,348,600	$7,925,123	$11,006,073
06/30/23	$11,656,558	$8,484,045	$11,929,129
09/30/23	$11,229,512	$7,863,131	$11,540,981
12/31/23	$12,094,614	$8,865,452	$12,934,186
03/31/24	$12,762,217	$9,537,615	$14,230,112
06/30/24	$11,710,563	$9,259,200	$14,687,751
09/30/24	$13,015,858	$10,037,905	$15,602,664
12/31/24	$12,701,070	$10,208,946	$16,013,530
03/31/25	$12,161,504	$9,074,142	$15,257,383

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	(4.71%)	13.04%	9.30%
Russell 2000 Growth Index	(4.86%)	10.78%	6.14%
Russell 3000 Index	7.22%	18.18%	11.80%

Key Fund Statistics

Total Net Assets	$6,189,874,722
# of Issuers	29
Portfolio Turnover Rate	0%Footnote Reference†
Total Advisory Fees Paid	$35,171,517

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

Footnote	Description
Footnote†	Less than 0.5%.

Baron Growth Fund

March 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Investments (3/31/25)*
Arch Capital Group Ltd.	13.2%
MSCI, Inc.	11.3%
Gartner, Inc.	8.7%
Kinsale Capital Group, Inc.	7.1%
FactSet Research Systems, Inc.	7.1%
Choice Hotels International, Inc.	6.4%
CoStar Group, Inc.	5.9%
Primerica, Inc.	5.6%
Vail Resorts, Inc.	5.1%
Morningstar, Inc.	4.4%
Total	74.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)*

Value	Value
Financials	53.2%
Consumer Discretionary	14.8%
Information Technology	14.0%
Real Estate	10.0%
Health Care	5.2%
Communication Services	2.6%
Materials	0.0%Footnote Reference‡
Industrials	0.0%Footnote Reference‡
Footnote	Description
Footnote‡	Rounds to less than 0.1%.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Growth Fund

Semi-Annual Shareholder Report - March 31, 2025

R6: BGRUX

Semi-Annual Shareholder Report - March 31, 2025

Baron Small Cap Fund

Retail: BSCFX

This semi-annual shareholder report contains important information about Baron Small Cap Fund (the Fund) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$62	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell 2000 Growth Index	Russell 3000 Index
03/31/15	$10,000	$10,000	$10,000
06/30/15	$9,861	$10,198	$10,014
09/30/15	$8,622	$8,866	$9,288
12/31/15	$8,969	$9,249	$9,870
03/31/16	$8,715	$8,816	$9,966
06/30/16	$9,144	$9,101	$10,228
09/30/16	$9,733	$9,941	$10,678
12/31/16	$9,861	$10,295	$11,127
03/31/17	$10,697	$10,846	$11,766
06/30/17	$11,413	$11,322	$12,121
09/30/17	$11,918	$12,026	$12,675
12/31/17	$12,536	$12,578	$13,478
03/31/18	$12,890	$12,867	$13,392
06/30/18	$13,713	$13,797	$13,912
09/30/18	$14,898	$14,559	$14,903
12/31/18	$11,610	$11,407	$12,772
03/31/19	$14,287	$13,363	$14,566
06/30/19	$14,986	$13,730	$15,162
09/30/19	$14,278	$13,157	$15,338
12/31/19	$15,615	$14,656	$16,734
03/31/20	$11,967	$10,880	$13,236
06/30/20	$16,232	$14,207	$16,152
09/30/20	$18,647	$15,224	$17,639
12/31/20	$21,914	$19,732	$20,229
03/31/21	$22,485	$20,694	$21,513
06/30/21	$23,901	$21,504	$23,285
09/30/21	$24,198	$20,289	$23,262
12/31/21	$25,317	$20,291	$25,420
03/31/22	$21,336	$17,729	$24,078
06/30/22	$17,355	$14,315	$20,057
09/30/22	$16,713	$14,350	$19,161
12/31/22	$17,412	$14,943	$20,537
03/31/23	$19,045	$15,850	$22,012
06/30/23	$20,261	$16,968	$23,858
09/30/23	$19,624	$15,726	$23,082
12/31/23	$22,091	$17,731	$25,868
03/31/24	$24,683	$19,075	$28,460
06/30/24	$23,077	$18,518	$29,376
09/30/24	$25,296	$20,076	$31,205
12/31/24	$25,025	$20,418	$32,027
03/31/25	$22,747	$18,148	$30,515

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	(7.85%)	13.71%	8.57%
Russell 2000 Growth Index	(4.86%)	10.78%	6.14%
Russell 3000 Index	7.22%	18.18%	11.80%

Key Fund Statistics

Total Net Assets	$3,754,826,870
# of Issuers	55
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$22,146,753

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Small Cap Fund

March 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
Kinsale Capital Group, Inc.	5.8%
Gartner, Inc.	5.3%
Guidewire Software, Inc.	5.0%
Vertiv Holdings Co.	4.8%
TransDigm Group Incorporated	3.7%
Red Rock Resorts, Inc.	3.6%
The Baldwin Insurance Group, Inc.	3.6%
ICON plc	3.0%
Planet Fitness, Inc.	3.0%
SiteOne Landscape Supply, Inc.	2.8%
Total	40.6%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	30.5%
Information Technology	22.8%
Consumer Discretionary	14.9%
Financials	12.9%
Health Care	9.5%
Communication Services	5.1%
Consumer Staples	2.5%
Materials	1.2%
Cash and Cash Equivalents	0.6%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Small Cap Fund

Semi-Annual Shareholder Report - March 31, 2025

Retail: BSCFX

Semi-Annual Shareholder Report - March 31, 2025

Baron Small Cap Fund

Institutional: BSFIX

This semi-annual shareholder report contains important information about Baron Small Cap Fund (the Fund) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell 2000 Growth Index	Russell 3000 Index
03/31/15	$1,000,000	$1,000,000	$1,000,000
06/30/15	$986,860	$1,019,769	$1,001,379
09/30/15	$863,293	$886,571	$928,787
12/31/15	$898,603	$924,868	$987,019
03/31/16	$873,928	$881,556	$996,576
06/30/16	$917,656	$910,128	$1,022,792
09/30/16	$977,313	$994,054	$1,067,771
12/31/16	$990,814	$1,029,544	$1,112,718
03/31/17	$1,075,535	$1,084,612	$1,176,624
06/30/17	$1,148,098	$1,132,214	$1,212,105
09/30/17	$1,199,767	$1,202,618	$1,267,514
12/31/17	$1,262,771	$1,257,760	$1,347,841
03/31/18	$1,298,912	$1,286,681	$1,339,154
06/30/18	$1,383,240	$1,379,741	$1,391,231
09/30/18	$1,503,709	$1,455,947	$1,490,342
12/31/18	$1,172,719	$1,140,689	$1,277,191
03/31/19	$1,444,394	$1,336,258	$1,456,552
06/30/19	$1,515,839	$1,372,978	$1,516,199
09/30/19	$1,444,864	$1,315,682	$1,533,825
12/31/19	$1,581,613	$1,465,597	$1,673,362
03/31/20	$1,212,519	$1,087,987	$1,323,635
06/30/20	$1,646,294	$1,420,737	$1,615,200
09/30/20	$1,892,186	$1,522,434	$1,763,919
12/31/20	$2,224,947	$1,973,166	$2,022,891
03/31/21	$2,284,325	$2,069,363	$2,151,282
06/30/21	$2,429,914	$2,150,429	$2,328,544
09/30/21	$2,461,887	$2,028,874	$2,326,175
12/31/21	$2,577,285	$2,029,101	$2,541,987
03/31/22	$2,173,130	$1,772,878	$2,407,810
06/30/22	$1,768,975	$1,431,523	$2,005,677
09/30/22	$1,704,591	$1,434,985	$1,916,132
12/31/22	$1,776,924	$1,494,282	$2,053,749
03/31/23	$1,944,685	$1,585,025	$2,201,215
06/30/23	$2,070,841	$1,696,809	$2,385,826
09/30/23	$2,006,421	$1,572,626	$2,308,196
12/31/23	$2,260,044	$1,773,090	$2,586,837
03/31/24	$2,526,907	$1,907,523	$2,846,022
06/30/24	$2,364,438	$1,851,840	$2,937,550
09/30/24	$2,593,277	$2,007,581	$3,120,533
12/31/24	$2,567,689	$2,041,789	$3,202,706
03/31/25	$2,334,757	$1,814,828	$3,051,477

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	(7.60%)	14.00%	8.85%
Russell 2000 Growth Index	(4.86%)	10.78%	6.14%
Russell 3000 Index	7.22%	18.18%	11.80%

Key Fund Statistics

Total Net Assets	$3,754,826,870
# of Issuers	55
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$22,146,753

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Small Cap Fund

March 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
Kinsale Capital Group, Inc.	5.8%
Gartner, Inc.	5.3%
Guidewire Software, Inc.	5.0%
Vertiv Holdings Co.	4.8%
TransDigm Group Incorporated	3.7%
Red Rock Resorts, Inc.	3.6%
The Baldwin Insurance Group, Inc.	3.6%
ICON plc	3.0%
Planet Fitness, Inc.	3.0%
SiteOne Landscape Supply, Inc.	2.8%
Total	40.6%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	30.5%
Information Technology	22.8%
Consumer Discretionary	14.9%
Financials	12.9%
Health Care	9.5%
Communication Services	5.1%
Consumer Staples	2.5%
Materials	1.2%
Cash and Cash Equivalents	0.6%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Small Cap Fund

Semi-Annual Shareholder Report - March 31, 2025

Institutional: BSFIX

Semi-Annual Shareholder Report - March 31, 2025

Baron Small Cap Fund

R6: BSCUX

This semi-annual shareholder report contains important information about Baron Small Cap Fund (the Fund) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$50	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell 2000 Growth Index	Russell 3000 Index
03/31/15	$5,000,000	$5,000,000	$5,000,000
06/30/15	$4,934,302	$5,098,846	$5,006,895
09/30/15	$4,316,466	$4,432,854	$4,643,934
12/31/15	$4,493,016	$4,624,338	$4,935,093
03/31/16	$4,369,642	$4,407,782	$4,982,881
06/30/16	$4,588,280	$4,550,638	$5,113,960
09/30/16	$4,886,565	$4,970,272	$5,338,856
12/31/16	$4,954,071	$5,147,721	$5,563,588
03/31/17	$5,377,674	$5,423,060	$5,883,120
06/30/17	$5,738,592	$5,661,071	$6,060,526
09/30/17	$5,996,933	$6,013,091	$6,337,571
12/31/17	$6,311,959	$6,288,799	$6,739,204
03/31/18	$6,494,821	$6,433,406	$6,695,768
06/30/18	$6,914,327	$6,898,706	$6,956,157
09/30/18	$7,516,696	$7,279,734	$7,451,708
12/31/18	$5,861,654	$5,703,444	$6,385,955
03/31/19	$7,220,129	$6,681,289	$7,282,758
06/30/19	$7,577,375	$6,864,890	$7,580,994
09/30/19	$7,222,479	$6,578,411	$7,669,123
12/31/19	$7,906,272	$7,327,984	$8,366,811
03/31/20	$6,060,620	$5,439,935	$6,618,176
06/30/20	$8,229,711	$7,103,687	$8,075,999
09/30/20	$9,459,290	$7,612,172	$8,819,594
12/31/20	$11,123,277	$9,865,832	$10,114,455
03/31/21	$11,420,202	$10,346,814	$10,756,411
06/30/21	$12,145,385	$10,752,147	$11,642,719
09/30/21	$12,305,268	$10,144,370	$11,630,877
12/31/21	$12,881,999	$10,145,506	$12,709,933
03/31/22	$10,864,106	$8,864,392	$12,039,050
06/30/22	$8,843,026	$7,157,615	$10,028,383
09/30/22	$8,521,055	$7,174,925	$9,580,662
12/31/22	$8,882,768	$7,471,408	$10,268,746
03/31/23	$9,721,715	$7,925,123	$11,006,073
06/30/23	$10,352,603	$8,484,045	$11,929,129
09/30/23	$10,030,447	$7,863,131	$11,540,981
12/31/23	$11,298,893	$8,865,452	$12,934,186
03/31/24	$12,633,462	$9,537,615	$14,230,112
06/30/24	$11,820,965	$9,259,200	$14,687,751
09/30/24	$12,961,918	$10,037,905	$15,602,664
12/31/24	$12,833,924	$10,208,946	$16,013,530
03/31/25	$11,668,969	$9,074,142	$15,257,383

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	(7.63%)	14.00%	8.84%
Russell 2000 Growth Index	(4.86%)	10.78%	6.14%
Russell 3000 Index	7.22%	18.18%	11.80%

Key Fund Statistics

Total Net Assets	$3,754,826,870
# of Issuers	55
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$22,146,753

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

Baron Small Cap Fund

March 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
Kinsale Capital Group, Inc.	5.8%
Gartner, Inc.	5.3%
Guidewire Software, Inc.	5.0%
Vertiv Holdings Co.	4.8%
TransDigm Group Incorporated	3.7%
Red Rock Resorts, Inc.	3.6%
The Baldwin Insurance Group, Inc.	3.6%
ICON plc	3.0%
Planet Fitness, Inc.	3.0%
SiteOne Landscape Supply, Inc.	2.8%
Total	40.6%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	30.5%
Information Technology	22.8%
Consumer Discretionary	14.9%
Financials	12.9%
Health Care	9.5%
Communication Services	5.1%
Consumer Staples	2.5%
Materials	1.2%
Cash and Cash Equivalents	0.6%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Small Cap Fund

Semi-Annual Shareholder Report - March 31, 2025

R6: BSCUX

Semi-Annual Shareholder Report - March 31, 2025

Baron Opportunity Fund

Retail: BIOPX

This semi-annual shareholder report contains important information about Baron Opportunity Fund (the Fund) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$64	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell 3000 Growth Index	S&P 500 Index
03/31/15	$10,000	$10,000	$10,000
06/30/15	$10,280	$10,027	$10,028
09/30/15	$9,030	$9,432	$9,382
12/31/15	$9,725	$10,100	$10,043
03/31/16	$8,965	$10,134	$10,178
06/30/16	$9,263	$10,215	$10,428
09/30/16	$9,859	$10,718	$10,830
12/31/16	$9,254	$10,847	$11,244
03/31/17	$10,643	$11,784	$11,926
06/30/17	$11,860	$12,332	$12,294
09/30/17	$12,257	$13,063	$12,845
12/31/17	$13,003	$14,056	$13,699
03/31/18	$14,196	$14,265	$13,595
06/30/18	$15,619	$15,103	$14,062
09/30/18	$16,843	$16,444	$15,146
12/31/18	$14,050	$13,759	$13,098
03/31/19	$17,049	$15,985	$14,886
06/30/19	$18,092	$16,704	$15,526
09/30/19	$17,266	$16,889	$15,790
12/31/19	$19,710	$18,691	$17,222
03/31/20	$18,383	$15,915	$13,847
06/30/20	$25,674	$20,370	$16,692
09/30/20	$30,259	$22,989	$18,182
12/31/20	$37,204	$25,842	$20,391
03/31/21	$37,510	$26,150	$21,650
06/30/21	$41,284	$29,126	$23,501
09/30/21	$40,419	$29,328	$23,638
12/31/21	$41,671	$32,522	$26,244
03/31/22	$34,971	$29,513	$25,038
06/30/22	$25,521	$23,366	$21,006
09/30/22	$24,906	$22,579	$19,981
12/31/22	$23,768	$23,102	$21,491
03/31/23	$28,009	$26,301	$23,103
06/30/23	$32,563	$29,582	$25,122
09/30/23	$30,901	$28,593	$24,300
12/31/23	$35,546	$32,622	$27,141
03/31/24	$40,966	$36,284	$30,006
06/30/24	$42,749	$39,112	$31,291
09/30/24	$44,452	$40,449	$33,133
12/31/24	$49,724	$43,210	$33,931
03/31/25	$43,752	$38,891	$32,482

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	6.80%	18.94%	15.90%
Russell 3000 Growth Index	7.18%	19.57%	14.55%
S&P 500 Index	8.25%	18.59%	12.50%

Key Fund Statistics

Total Net Assets	$1,350,412,361
# of Issuers	45
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$7,433,310

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Opportunity Fund

March 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
NVIDIA Corp.	10.2%
Microsoft Corporation	7.2%
Amazon.com, Inc.	6.8%
Meta Platforms Inc.	5.2%
Space Exploration Technologies Corp.	5.2%
Apple, Inc.	4.8%
Broadcom, Inc.	4.5%
Spotify Technology SA	4.5%
Tesla, Inc.	4.3%
argenx SE	2.8%
Total	55.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	53.0%
Communication Services	12.7%
Consumer Discretionary	12.3%
Financials	6.3%
Industrials	6.1%
Health Care	5.9%
Real Estate	2.7%
Consumer Staples	0.5%
Materials	0.2%
Cash and Cash Equivalents	0.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Opportunity Fund

Semi-Annual Shareholder Report - March 31, 2025

Retail: BIOPX

Semi-Annual Shareholder Report - March 31, 2025

Baron Opportunity Fund

Institutional: BIOIX

This semi-annual shareholder report contains important information about Baron Opportunity Fund (the Fund) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell 3000 Growth Index	S&P 500 Index
03/31/15	$1,000,000	$1,000,000	$1,000,000
06/30/15	$1,029,031	$1,002,668	$1,002,780
09/30/15	$904,614	$943,178	$938,217
12/31/15	$974,493	$1,010,034	$1,004,291
03/31/16	$898,826	$1,013,438	$1,017,828
06/30/16	$929,781	$1,021,544	$1,042,820
09/30/16	$989,970	$1,071,839	$1,082,988
12/31/16	$930,029	$1,084,714	$1,124,404
03/31/17	$1,070,374	$1,178,362	$1,192,612
06/30/17	$1,193,257	$1,233,193	$1,229,442
09/30/17	$1,234,002	$1,306,284	$1,284,526
12/31/17	$1,310,213	$1,405,649	$1,369,879
03/31/18	$1,430,812	$1,426,497	$1,359,480
06/30/18	$1,575,977	$1,510,274	$1,406,163
09/30/18	$1,699,554	$1,644,432	$1,514,589
12/31/18	$1,419,629	$1,375,863	$1,309,820
03/31/19	$1,723,501	$1,598,469	$1,488,583
06/30/19	$1,830,246	$1,670,432	$1,552,649
09/30/19	$1,746,876	$1,688,869	$1,579,018
12/31/19	$1,996,062	$1,869,059	$1,722,235
03/31/20	$1,863,326	$1,591,473	$1,384,711
06/30/20	$2,604,649	$2,036,983	$1,669,177
09/30/20	$3,071,315	$2,298,923	$1,818,223
12/31/20	$3,778,237	$2,584,200	$2,039,106
03/31/21	$3,811,427	$2,615,012	$2,165,019
06/30/21	$4,198,041	$2,912,596	$2,350,104
09/30/21	$4,112,825	$2,932,826	$2,363,782
12/31/21	$4,242,764	$3,252,185	$2,624,439
03/31/22	$3,563,070	$2,951,280	$2,503,754
06/30/22	$2,602,590	$2,336,624	$2,100,621
09/30/22	$2,540,623	$2,257,898	$1,998,055
12/31/22	$2,425,405	$2,310,159	$2,149,130
03/31/23	$2,861,106	$2,630,143	$2,310,251
06/30/23	$3,327,791	$2,958,197	$2,512,219
09/30/23	$3,160,288	$2,859,257	$2,429,983
12/31/23	$3,637,623	$3,262,163	$2,714,086
03/31/24	$4,195,321	$3,628,378	$3,000,583
06/30/24	$4,381,220	$3,911,230	$3,129,121
09/30/24	$4,558,405	$4,044,928	$3,313,318
12/31/24	$5,101,851	$4,320,976	$3,393,142
03/31/25	$4,491,286	$3,889,065	$3,248,182

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	7.05%	19.24%	16.21%
Russell 3000 Growth Index	7.18%	19.57%	14.55%
S&P 500 Index	8.25%	18.59%	12.50%

Key Fund Statistics

Total Net Assets	$1,350,412,361
# of Issuers	45
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$7,433,310

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Opportunity Fund

March 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
NVIDIA Corp.	10.2%
Microsoft Corporation	7.2%
Amazon.com, Inc.	6.8%
Meta Platforms Inc.	5.2%
Space Exploration Technologies Corp.	5.2%
Apple, Inc.	4.8%
Broadcom, Inc.	4.5%
Spotify Technology SA	4.5%
Tesla, Inc.	4.3%
argenx SE	2.8%
Total	55.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	53.0%
Communication Services	12.7%
Consumer Discretionary	12.3%
Financials	6.3%
Industrials	6.1%
Health Care	5.9%
Real Estate	2.7%
Consumer Staples	0.5%
Materials	0.2%
Cash and Cash Equivalents	0.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Opportunity Fund

Semi-Annual Shareholder Report - March 31, 2025

Institutional: BIOIX

Semi-Annual Shareholder Report - March 31, 2025

Baron Opportunity Fund

R6: BIOUX

This semi-annual shareholder report contains important information about Baron Opportunity Fund (the Fund) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell 3000 Growth Index	S&P 500 Index
03/31/15	$5,000,000	$5,000,000	$5,000,000
06/30/15	$5,145,153	$5,013,342	$5,013,902
09/30/15	$4,523,069	$4,715,891	$4,691,086
12/31/15	$4,872,463	$5,050,170	$5,021,457
03/31/16	$4,494,131	$5,067,192	$5,089,140
06/30/16	$4,648,903	$5,107,720	$5,214,098
09/30/16	$4,952,715	$5,359,193	$5,414,938
12/31/16	$4,650,143	$5,423,570	$5,622,019
03/31/17	$5,355,103	$5,891,810	$5,963,059
06/30/17	$5,969,517	$6,165,965	$6,147,212
09/30/17	$6,173,243	$6,531,422	$6,422,632
12/31/17	$6,554,295	$7,028,246	$6,849,396
03/31/18	$7,160,968	$7,132,487	$6,797,402
06/30/18	$7,886,742	$7,551,371	$7,030,815
09/30/18	$8,504,580	$8,222,162	$7,572,945
12/31/18	$7,101,189	$6,879,314	$6,549,102
03/31/19	$8,624,264	$7,992,345	$7,442,915
06/30/19	$9,157,924	$8,352,161	$7,763,247
09/30/19	$8,745,019	$8,444,347	$7,895,090
12/31/19	$9,986,615	$9,345,296	$8,611,176
03/31/20	$9,327,239	$7,957,367	$6,923,556
06/30/20	$13,033,096	$10,184,915	$8,345,886
09/30/20	$15,365,949	$11,494,614	$9,091,116
12/31/20	$18,908,337	$12,921,001	$10,195,531
03/31/21	$19,074,239	$13,075,060	$10,825,093
06/30/21	$21,006,772	$14,562,978	$11,750,520
09/30/21	$20,580,807	$14,664,132	$11,818,912
12/31/21	$21,230,040	$16,260,926	$13,122,196
03/31/22	$17,832,847	$14,756,399	$12,518,770
06/30/22	$13,022,575	$11,683,119	$10,503,105
09/30/22	$12,712,860	$11,289,490	$9,990,277
12/31/22	$12,136,982	$11,550,796	$10,745,650
03/31/23	$14,314,670	$13,150,717	$11,551,257
06/30/23	$16,652,056	$14,790,985	$12,561,093
09/30/23	$15,810,016	$14,296,283	$12,149,913
12/31/23	$18,200,634	$16,310,815	$13,570,430
03/31/24	$20,988,075	$18,141,890	$15,002,917
06/30/24	$21,917,222	$19,556,151	$15,645,605
09/30/24	$22,807,654	$20,224,639	$16,566,591
12/31/24	$25,528,758	$21,604,877	$16,965,708
03/31/25	$22,472,178	$19,445,325	$16,240,911

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	7.07%	19.23%	16.22%
Russell 3000 Growth Index	7.18%	19.57%	14.55%
S&P 500 Index	8.25%	18.59%	12.50%

Key Fund Statistics

Total Net Assets	$1,350,412,361
# of Issuers	45
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$7,433,310

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Baron Opportunity Fund

March 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
NVIDIA Corp.	10.2%
Microsoft Corporation	7.2%
Amazon.com, Inc.	6.8%
Meta Platforms Inc.	5.2%
Space Exploration Technologies Corp.	5.2%
Apple, Inc.	4.8%
Broadcom, Inc.	4.5%
Spotify Technology SA	4.5%
Tesla, Inc.	4.3%
argenx SE	2.8%
Total	55.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	53.0%
Communication Services	12.7%
Consumer Discretionary	12.3%
Financials	6.3%
Industrials	6.1%
Health Care	5.9%
Real Estate	2.7%
Consumer Staples	0.5%
Materials	0.2%
Cash and Cash Equivalents	0.3%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Opportunity Fund

Semi-Annual Shareholder Report - March 31, 2025

R6: BIOUX

Semi-Annual Shareholder Report - March 31, 2025

Baron Fifth Avenue Growth Fund

Retail: BFTHX

This semi-annual shareholder report contains important information about Baron Fifth Avenue Growth Fund (the Fund) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$49	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell 1000 Growth Index	S&P 500 Index
03/31/15	$10,000	$10,000	$10,000
06/30/15	$10,351	$10,012	$10,028
09/30/15	$9,266	$9,482	$9,382
12/31/15	$10,132	$10,176	$10,043
03/31/16	$9,627	$10,252	$10,178
06/30/16	$9,627	$10,315	$10,428
09/30/16	$10,603	$10,787	$10,830
12/31/16	$9,923	$10,896	$11,244
03/31/17	$11,425	$11,867	$11,926
06/30/17	$12,395	$12,421	$12,294
09/30/17	$13,173	$13,154	$12,845
12/31/17	$13,956	$14,188	$13,699
03/31/18	$14,981	$14,389	$13,595
06/30/18	$16,044	$15,217	$14,062
09/30/18	$16,997	$16,613	$15,146
12/31/18	$14,110	$13,974	$13,098
03/31/19	$16,740	$16,223	$14,886
06/30/19	$17,836	$16,976	$15,526
09/30/19	$17,589	$17,229	$15,790
12/31/19	$18,902	$19,058	$17,222
03/31/20	$17,097	$16,371	$13,847
06/30/20	$23,563	$20,929	$16,692
09/30/20	$26,305	$23,695	$18,182
12/31/20	$28,433	$26,395	$20,391
03/31/21	$27,969	$26,643	$21,650
06/30/21	$31,809	$29,823	$23,501
09/30/21	$31,339	$30,168	$23,638
12/31/21	$31,539	$33,679	$26,244
03/31/22	$24,896	$30,634	$25,038
06/30/22	$17,278	$24,224	$21,006
09/30/22	$16,771	$23,353	$19,981
12/31/22	$15,574	$23,866	$21,491
03/31/23	$18,627	$27,294	$23,103
06/30/23	$21,592	$30,791	$25,122
09/30/23	$20,828	$29,827	$24,300
12/31/23	$24,482	$34,051	$27,141
03/31/24	$27,552	$37,938	$30,006
06/30/24	$29,105	$41,100	$31,291
09/30/24	$30,126	$42,411	$33,133
12/31/24	$33,632	$45,409	$33,931
03/31/25	$29,104	$40,883	$32,482

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	5.63%	11.23%	11.27%
Russell 1000 Growth Index	7.76%	20.09%	15.12%
S&P 500 Index	8.25%	18.59%	12.50%

Key Fund Statistics

Total Net Assets	$610,210,666
# of Issuers	32
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (Net of fees waived)	$2,448,310

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Fifth Avenue Growth Fund

March 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
NVIDIA Corporation	9.4%
Amazon.com, Inc.	9.0%
Meta Platforms Inc.	8.6%
Shopify, Inc.	7.4%
Intuitive Surgical, Inc.	5.3%
MercadoLibre, Inc.	4.5%
Cloudflare, Inc.	4.4%
ServiceNow, Inc.	4.0%
Alphabet, Inc.	3.2%
Tesla, Inc.	3.2%
Total	59.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	44.2%
Consumer Discretionary	20.1%
Communication Services	14.8%
Health Care	12.5%
Financials	6.6%
Industrials	1.6%
Cash and Cash Equivalents	0.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Fifth Avenue Growth Fund

Semi-Annual Shareholder Report - March 31, 2025

Retail: BFTHX

Semi-Annual Shareholder Report - March 31, 2025

Baron Fifth Avenue Growth Fund

Institutional: BFTIX

This semi-annual shareholder report contains important information about Baron Fifth Avenue Growth Fund (the Fund) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell 1000 Growth Index	S&P 500 Index
03/31/15	$1,000,000	$1,000,000	$1,000,000
06/30/15	$1,035,811	$1,001,198	$1,002,780
09/30/15	$927,835	$948,234	$938,217
12/31/15	$1,015,193	$1,017,622	$1,004,291
03/31/16	$965,274	$1,025,170	$1,017,828
06/30/16	$966,359	$1,031,465	$1,042,820
09/30/16	$1,064,569	$1,078,722	$1,082,988
12/31/16	$997,287	$1,089,624	$1,124,404
03/31/17	$1,148,671	$1,186,697	$1,192,612
06/30/17	$1,246,880	$1,242,123	$1,229,442
09/30/17	$1,326,099	$1,315,399	$1,284,526
12/31/17	$1,405,860	$1,418,833	$1,369,879
03/31/18	$1,510,038	$1,438,917	$1,359,480
06/30/18	$1,618,557	$1,521,744	$1,406,163
09/30/18	$1,715,681	$1,661,294	$1,514,589
12/31/18	$1,425,393	$1,397,356	$1,309,820
03/31/19	$1,691,807	$1,622,347	$1,488,583
06/30/19	$1,803,581	$1,697,627	$1,552,649
09/30/19	$1,779,707	$1,722,873	$1,579,018
12/31/19	$1,913,560	$1,905,845	$1,722,235
03/31/20	$1,732,088	$1,637,137	$1,384,711
06/30/20	$2,388,740	$2,092,891	$1,669,177
09/30/20	$2,668,364	$2,369,507	$1,818,223
12/31/20	$2,885,806	$2,639,468	$2,039,106
03/31/21	$2,840,373	$2,664,332	$2,165,019
06/30/21	$3,233,000	$2,982,313	$2,350,104
09/30/21	$3,187,006	$3,016,794	$2,363,782
12/31/21	$3,209,690	$3,367,873	$2,624,439
03/31/22	$2,535,060	$3,063,376	$2,503,754
06/30/22	$1,760,507	$2,422,427	$2,100,621
09/30/22	$1,709,678	$2,335,308	$1,998,055
12/31/22	$1,588,961	$2,386,573	$2,149,130
03/31/23	$1,901,440	$2,729,418	$2,310,251
06/30/23	$2,205,832	$3,079,070	$2,512,219
09/30/23	$2,129,012	$2,982,683	$2,429,983
12/31/23	$2,503,870	$3,405,121	$2,714,086
03/31/24	$2,819,814	$3,793,796	$3,000,583
06/30/24	$2,980,963	$4,110,001	$3,129,121
09/30/24	$3,087,240	$4,241,077	$3,313,318
12/31/24	$3,449,146	$4,540,946	$3,393,142
03/31/25	$2,986,080	$4,088,317	$3,248,182

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	5.90%	11.51%	11.56%
Russell 1000 Growth Index	7.76%	20.09%	15.12%
S&P 500 Index	8.25%	18.59%	12.50%

Key Fund Statistics

Total Net Assets	$610,210,666
# of Issuers	32
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (Net of fees waived)	$2,448,310

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Fifth Avenue Growth Fund

March 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
NVIDIA Corporation	9.4%
Amazon.com, Inc.	9.0%
Meta Platforms Inc.	8.6%
Shopify, Inc.	7.4%
Intuitive Surgical, Inc.	5.3%
MercadoLibre, Inc.	4.5%
Cloudflare, Inc.	4.4%
ServiceNow, Inc.	4.0%
Alphabet, Inc.	3.2%
Tesla, Inc.	3.2%
Total	59.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	44.2%
Consumer Discretionary	20.1%
Communication Services	14.8%
Health Care	12.5%
Financials	6.6%
Industrials	1.6%
Cash and Cash Equivalents	0.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Fifth Avenue Growth Fund

Semi-Annual Shareholder Report - March 31, 2025

Institutional: BFTIX

Semi-Annual Shareholder Report - March 31, 2025

Baron Fifth Avenue Growth Fund

R6: BFTUX

This semi-annual shareholder report contains important information about Baron Fifth Avenue Growth Fund (the Fund) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell 1000 Growth Index	S&P 500 Index
03/31/15	$5,000,000	$5,000,000	$5,000,000
06/30/15	$5,179,056	$5,005,990	$5,013,902
09/30/15	$4,639,175	$4,741,170	$4,691,086
12/31/15	$5,075,963	$5,088,110	$5,021,457
03/31/16	$4,826,370	$5,125,848	$5,089,140
06/30/16	$4,831,796	$5,157,324	$5,214,098
09/30/16	$5,325,556	$5,393,609	$5,414,938
12/31/16	$4,986,435	$5,448,120	$5,622,019
03/31/17	$5,746,066	$5,933,487	$5,963,059
06/30/17	$6,237,113	$6,210,615	$6,147,212
09/30/17	$6,633,207	$6,576,996	$6,422,632
12/31/17	$7,032,013	$7,094,166	$6,849,396
03/31/18	$7,552,903	$7,194,583	$6,797,402
06/30/18	$8,095,496	$7,608,722	$7,030,815
09/30/18	$8,581,118	$8,306,468	$7,572,945
12/31/18	$7,129,680	$6,986,778	$6,549,102
03/31/19	$8,461,747	$8,111,733	$7,442,915
06/30/19	$9,020,619	$8,488,134	$7,763,247
09/30/19	$8,901,248	$8,614,363	$7,895,090
12/31/19	$9,573,306	$9,529,227	$8,611,176
03/31/20	$8,663,158	$8,185,685	$6,923,556
06/30/20	$11,949,183	$10,464,456	$8,345,886
09/30/20	$13,347,292	$11,847,534	$9,091,116
12/31/20	$14,434,493	$13,197,338	$10,195,531
03/31/21	$14,207,332	$13,321,662	$10,825,093
06/30/21	$16,170,446	$14,911,563	$11,750,520
09/30/21	$15,940,481	$15,083,971	$11,818,912
12/31/21	$16,053,904	$16,839,365	$13,122,196
03/31/22	$12,680,823	$15,316,880	$12,518,770
06/30/22	$8,805,245	$12,112,136	$10,503,105
09/30/22	$8,551,108	$11,676,541	$9,990,277
12/31/22	$7,941,759	$11,932,866	$10,745,650
03/31/23	$9,507,007	$13,647,091	$11,551,257
06/30/23	$11,026,049	$15,395,352	$12,561,093
09/30/23	$10,644,845	$14,913,415	$12,149,913
12/31/23	$12,519,100	$17,025,605	$13,570,430
03/31/24	$14,095,900	$18,968,982	$15,002,917
06/30/24	$14,901,627	$20,550,007	$15,645,605
09/30/24	$15,433,003	$21,205,387	$16,566,591
12/31/24	$17,239,608	$22,704,728	$16,965,708
03/31/25	$14,927,226	$20,441,585	$16,240,911

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	5.90%	11.50%	11.56%
Russell 1000 Growth Index	7.76%	20.09%	15.12%
S&P 500 Index	8.25%	18.59%	12.50%

Key Fund Statistics

Total Net Assets	$610,210,666
# of Issuers	32
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (Net of fees waived)	$2,448,310

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

Baron Fifth Avenue Growth Fund

March 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
NVIDIA Corporation	9.4%
Amazon.com, Inc.	9.0%
Meta Platforms Inc.	8.6%
Shopify, Inc.	7.4%
Intuitive Surgical, Inc.	5.3%
MercadoLibre, Inc.	4.5%
Cloudflare, Inc.	4.4%
ServiceNow, Inc.	4.0%
Alphabet, Inc.	3.2%
Tesla, Inc.	3.2%
Total	59.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	44.2%
Consumer Discretionary	20.1%
Communication Services	14.8%
Health Care	12.5%
Financials	6.6%
Industrials	1.6%
Cash and Cash Equivalents	0.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Fifth Avenue Growth Fund

Semi-Annual Shareholder Report - March 31, 2025

R6: BFTUX

Semi-Annual Shareholder Report - March 31, 2025

Baron Discovery Fund

Retail: BDFFX

This semi-annual shareholder report contains important information about Baron Discovery Fund (the Fund) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$66	1.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell 2000 Growth Index	Russell 3000 Index
03/31/15	$10,000	$10,000	$10,000
06/30/15	$9,830	$10,198	$10,014
09/30/15	$7,877	$8,866	$9,288
12/31/15	$7,990	$9,249	$9,870
03/31/16	$7,650	$8,816	$9,966
06/30/16	$8,425	$9,101	$10,228
09/30/16	$9,707	$9,941	$10,678
12/31/16	$9,700	$10,295	$11,127
03/31/17	$10,830	$10,846	$11,766
06/30/17	$12,083	$11,322	$12,121
09/30/17	$12,721	$12,026	$12,675
12/31/17	$13,146	$12,578	$13,478
03/31/18	$12,972	$12,867	$13,392
06/30/18	$15,146	$13,797	$13,912
09/30/18	$17,233	$14,559	$14,903
12/31/18	$13,201	$11,407	$12,772
03/31/19	$15,789	$13,363	$14,566
06/30/19	$15,953	$13,730	$15,162
09/30/19	$15,171	$13,157	$15,338
12/31/19	$16,694	$14,656	$16,734
03/31/20	$13,360	$10,880	$13,236
06/30/20	$18,573	$14,207	$16,152
09/30/20	$22,048	$15,224	$17,639
12/31/20	$27,664	$19,732	$20,229
03/31/21	$29,713	$20,694	$21,513
06/30/21	$31,494	$21,504	$23,285
09/30/21	$29,899	$20,289	$23,262
12/31/21	$28,945	$20,291	$25,420
03/31/22	$24,202	$17,729	$24,078
06/30/22	$18,704	$14,315	$20,057
09/30/22	$18,695	$14,350	$19,161
12/31/22	$18,729	$14,943	$20,537
03/31/23	$20,819	$15,850	$22,012
06/30/23	$21,541	$16,968	$23,858
09/30/23	$20,383	$15,726	$23,082
12/31/23	$22,901	$17,731	$25,868
03/31/24	$23,934	$19,075	$28,460
06/30/24	$22,045	$18,518	$29,376
09/30/24	$25,025	$20,076	$31,205
12/31/24	$26,553	$20,418	$32,027
03/31/25	$24,899	$18,148	$30,515

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	4.03%	13.26%	9.55%
Russell 2000 Growth Index	(4.86%)	10.78%	6.14%
Russell 3000 Index	7.22%	18.18%	11.80%

Key Fund Statistics

Total Net Assets	$1,506,797,840
# of Issuers	54
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$8,049,426

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Discovery Fund

March 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
Kratos Defense & Security Solutions, Inc.	3.8%
Exact Sciences Corp.	3.3%
Liberty Media Corporation-Liberty Live Cl C	3.2%
Guidewire Software, Inc.	2.9%
CyberArk Software Ltd.	2.9%
PAR Technology Corp.	2.9%
DraftKings, Inc.	2.7%
Clearwater Analytics Holdings, Inc.	2.7%
Mercury Systems, Inc.	2.6%
Masimo Corp.	2.6%
Total	29.6%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	30.7%
Industrials	21.1%
Health Care	18.6%
Consumer Discretionary	11.7%
Communication Services	4.2%
Financials	4.0%
Real Estate	2.7%
Cash and Cash Equivalents	7.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Discovery Fund

Semi-Annual Shareholder Report - March 31, 2025

Retail: BDFFX

Semi-Annual Shareholder Report - March 31, 2025

Baron Discovery Fund

Institutional: BDFIX

This semi-annual shareholder report contains important information about Baron Discovery Fund (the Fund) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell 2000 Growth Index	Russell 3000 Index
03/31/15	$1,000,000	$1,000,000	$1,000,000
06/30/15	$983,075	$1,019,769	$1,001,379
09/30/15	$788,434	$886,571	$928,787
12/31/15	$800,423	$924,868	$987,019
03/31/16	$766,573	$881,556	$996,576
06/30/16	$844,443	$910,128	$1,022,792
09/30/16	$974,357	$994,054	$1,067,771
12/31/16	$974,357	$1,029,544	$1,112,718
03/31/17	$1,088,393	$1,084,612	$1,176,624
06/30/17	$1,214,699	$1,132,214	$1,212,105
09/30/17	$1,280,378	$1,202,618	$1,267,514
12/31/17	$1,323,517	$1,257,760	$1,347,841
03/31/18	$1,306,882	$1,286,681	$1,339,154
06/30/18	$1,526,745	$1,379,741	$1,391,231
09/30/18	$1,737,929	$1,455,947	$1,490,342
12/31/18	$1,331,944	$1,140,689	$1,277,191
03/31/19	$1,594,592	$1,336,258	$1,456,552
06/30/19	$1,611,738	$1,372,978	$1,516,199
09/30/19	$1,533,801	$1,315,682	$1,533,825
12/31/19	$1,689,590	$1,465,597	$1,673,362
03/31/20	$1,352,453	$1,087,987	$1,323,635
06/30/20	$1,881,572	$1,420,737	$1,615,200
09/30/20	$2,235,878	$1,522,434	$1,763,919
12/31/20	$2,806,885	$1,973,166	$2,022,891
03/31/21	$3,016,655	$2,069,363	$2,151,282
06/30/21	$3,199,800	$2,150,429	$2,328,544
09/30/21	$3,039,246	$2,028,874	$2,326,175
12/31/21	$2,944,207	$2,029,101	$2,541,987
03/31/22	$2,464,373	$1,772,878	$2,407,810
06/30/22	$1,905,960	$1,431,523	$2,005,677
09/30/22	$1,905,960	$1,434,985	$1,916,132
12/31/22	$1,910,140	$1,494,282	$2,053,749
03/31/23	$2,124,143	$1,585,025	$2,201,215
06/30/23	$2,200,214	$1,696,809	$2,385,826
09/30/23	$2,082,345	$1,572,626	$2,308,196
12/31/23	$2,341,489	$1,773,090	$2,586,837
03/31/24	$2,448,490	$1,907,523	$2,846,022
06/30/24	$2,257,894	$1,851,840	$2,937,550
09/30/24	$2,563,851	$2,007,581	$3,120,533
12/31/24	$2,722,681	$2,041,789	$3,202,706
03/31/25	$2,554,656	$1,814,828	$3,051,477

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	4.34%	13.56%	9.83%
Russell 2000 Growth Index	(4.86%)	10.78%	6.14%
Russell 3000 Index	7.22%	18.18%	11.80%

Key Fund Statistics

Total Net Assets	$1,506,797,840
# of Issuers	54
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$8,049,426

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Discovery Fund

March 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
Kratos Defense & Security Solutions, Inc.	3.8%
Exact Sciences Corp.	3.3%
Liberty Media Corporation-Liberty Live Cl C	3.2%
Guidewire Software, Inc.	2.9%
CyberArk Software Ltd.	2.9%
PAR Technology Corp.	2.9%
DraftKings, Inc.	2.7%
Clearwater Analytics Holdings, Inc.	2.7%
Mercury Systems, Inc.	2.6%
Masimo Corp.	2.6%
Total	29.6%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	30.7%
Industrials	21.1%
Health Care	18.6%
Consumer Discretionary	11.7%
Communication Services	4.2%
Financials	4.0%
Real Estate	2.7%
Cash and Cash Equivalents	7.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Discovery Fund

Semi-Annual Shareholder Report - March 31, 2025

Institutional: BDFIX

Semi-Annual Shareholder Report - March 31, 2025

Baron Discovery Fund

R6: BDFUX

This semi-annual shareholder report contains important information about Baron Discovery Fund (the Fund) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$53	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell 2000 Growth Index	Russell 3000 Index
03/31/15	$5,000,000	$5,000,000	$5,000,000
06/30/15	$4,915,374	$5,098,846	$5,006,895
09/30/15	$3,942,172	$4,432,854	$4,643,934
12/31/15	$4,002,116	$4,624,338	$4,935,093
03/31/16	$3,832,863	$4,407,782	$4,982,881
06/30/16	$4,222,215	$4,550,638	$5,113,960
09/30/16	$4,871,787	$4,970,272	$5,338,856
12/31/16	$4,871,787	$5,147,721	$5,563,588
03/31/17	$5,441,966	$5,423,060	$5,883,120
06/30/17	$6,073,494	$5,661,071	$6,060,526
09/30/17	$6,401,889	$6,013,091	$6,337,571
12/31/17	$6,618,449	$6,288,799	$6,739,204
03/31/18	$6,535,266	$6,433,406	$6,695,768
06/30/18	$7,634,724	$6,898,706	$6,956,157
09/30/18	$8,690,783	$7,279,734	$7,451,708
12/31/18	$6,660,594	$5,703,444	$6,385,955
03/31/19	$7,974,005	$6,681,289	$7,282,758
06/30/19	$8,059,747	$6,864,890	$7,580,994
09/30/19	$7,670,011	$6,578,411	$7,669,123
12/31/19	$8,449,057	$7,327,984	$8,366,811
03/31/20	$6,767,051	$5,439,935	$6,618,176
06/30/20	$9,409,089	$7,103,687	$8,075,999
09/30/20	$11,180,854	$7,612,172	$8,819,594
12/31/20	$14,040,149	$9,865,832	$10,114,455
03/31/21	$15,089,126	$10,346,814	$10,756,411
06/30/21	$16,000,929	$10,752,147	$11,642,719
09/30/21	$15,202,093	$10,144,370	$11,630,877
12/31/21	$14,726,990	$10,145,506	$12,709,933
03/31/22	$12,323,351	$8,864,392	$12,039,050
06/30/22	$9,530,950	$7,157,615	$10,028,383
09/30/22	$9,530,950	$7,174,925	$9,580,662
12/31/22	$9,551,851	$7,471,408	$10,268,746
03/31/23	$10,626,173	$7,925,123	$11,006,073
06/30/23	$11,002,395	$8,484,045	$11,929,129
09/30/23	$10,417,161	$7,863,131	$11,540,981
12/31/23	$11,708,856	$8,865,452	$12,934,186
03/31/24	$12,243,927	$9,537,615	$14,230,112
06/30/24	$11,290,832	$9,259,200	$14,687,751
09/30/24	$12,820,800	$10,037,905	$15,602,664
12/31/24	$13,615,046	$10,208,946	$16,013,530
03/31/25	$12,774,817	$9,074,142	$15,257,383

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	4.34%	13.55%	9.83%
Russell 2000 Growth Index	(4.86%)	10.78%	6.14%
Russell 3000 Index	7.22%	18.18%	11.80%

Key Fund Statistics

Total Net Assets	$1,506,797,840
# of Issuers	54
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$8,049,426

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Baron Discovery Fund

March 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
Kratos Defense & Security Solutions, Inc.	3.8%
Exact Sciences Corp.	3.3%
Liberty Media Corporation-Liberty Live Cl C	3.2%
Guidewire Software, Inc.	2.9%
CyberArk Software Ltd.	2.9%
PAR Technology Corp.	2.9%
DraftKings, Inc.	2.7%
Clearwater Analytics Holdings, Inc.	2.7%
Mercury Systems, Inc.	2.6%
Masimo Corp.	2.6%
Total	29.6%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	30.7%
Industrials	21.1%
Health Care	18.6%
Consumer Discretionary	11.7%
Communication Services	4.2%
Financials	4.0%
Real Estate	2.7%
Cash and Cash Equivalents	7.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Discovery Fund

Semi-Annual Shareholder Report - March 31, 2025

R6: BDFUX

Semi-Annual Shareholder Report - March 31, 2025

Baron Durable Advantage Fund

Retail: BDAFX

This semi-annual shareholder report contains important information about Baron Durable Advantage Fund (the Fund) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$46	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmark

	Retail	S&P 500 Index
12/29/17	$10,000	$10,000
3/31/18	$10,130	$9,924
6/30/18	$10,310	$10,265
9/30/18	$10,740	$11,056
12/31/18	$9,252	$9,562
3/31/19	$10,617	$10,867
6/30/19	$11,460	$11,334
9/30/19	$11,811	$11,527
12/31/19	$13,025	$12,572
3/31/20	$10,938	$10,108
6/30/20	$13,357	$12,185
9/30/20	$14,539	$13,273
12/31/20	$15,645	$14,885
3/31/21	$16,097	$15,804
6/30/21	$18,207	$17,156
9/30/21	$18,576	$17,255
12/31/21	$20,619	$19,158
3/31/22	$18,481	$18,277
6/30/22	$15,577	$15,334
9/30/22	$14,781	$14,586
12/31/22	$15,467	$15,688
3/31/23	$17,937	$16,865
6/30/23	$19,842	$18,339
9/30/23	$19,711	$17,739
12/31/23	$22,444	$19,813
3/31/24	$24,874	$21,904
6/30/24	$26,155	$22,842
9/30/24	$27,617	$24,187
12/31/24	$28,476	$24,770
3/31/25	$26,459	$23,711

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Retail	6.37%	19.32%	14.37%
S&P 500 Index	8.25%	18.59%	12.65%

Key Fund Statistics

Total Net Assets	$446,262,762
# of Issuers	32
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (Net of fees waived)	$1,478,268

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Durable Advantage Fund

March 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
Meta Platforms Inc.	7.4%
Amazon.com, Inc.	6.9%
Microsoft Corporation	6.8%
Visa, Inc.	4.9%
NVIDIA Corporation	4.8%
S&P Global, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company Limited	4.2%
Broadcom, Inc.	3.9%
Alphabet, Inc.	3.8%
Apollo Global Management, Inc.	3.4%
Total	50.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	33.5%
Information Technology	27.9%
Communication Services	11.2%
Consumer Discretionary	8.3%
Health Care	8.2%
Industrials	5.5%
Real Estate	3.9%
Consumer Staples	1.4%
Cash and Cash Equivalents	0.1%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Durable Advantage Fund

Semi-Annual Shareholder Report - March 31, 2025

Retail: BDAFX

Semi-Annual Shareholder Report - March 31, 2025

Baron Durable Advantage Fund

Institutional: BDAIX

This semi-annual shareholder report contains important information about Baron Durable Advantage Fund (the Fund) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmark

	Institutional	S&P 500 Index
12/29/17	$1,000,000	$1,000,000
3/31/18	$1,013,000	$992,409
6/30/18	$1,032,000	$1,026,487
9/30/18	$1,076,000	$1,105,637
12/31/18	$927,226	$956,158
3/31/19	$1,064,704	$1,086,653
6/30/19	$1,150,001	$1,133,421
9/30/19	$1,186,127	$1,152,670
12/31/19	$1,308,553	$1,257,217
3/31/20	$1,099,827	$1,010,827
6/30/20	$1,343,675	$1,218,485
9/30/20	$1,462,968	$1,327,287
12/31/20	$1,574,499	$1,488,530
3/31/21	$1,621,724	$1,580,445
6/30/21	$1,834,739	$1,715,556
9/30/21	$1,873,695	$1,725,541
12/31/21	$2,080,936	$1,915,818
3/31/22	$1,866,189	$1,827,719
6/30/22	$1,573,809	$1,533,435
9/30/22	$1,495,169	$1,458,563
12/31/22	$1,564,735	$1,568,846
3/31/23	$1,815,778	$1,686,464
6/30/23	$2,009,354	$1,833,898
9/30/23	$1,998,264	$1,773,866
12/31/23	$2,276,890	$1,981,259
3/31/24	$2,524,158	$2,190,400
6/30/24	$2,655,362	$2,284,231
9/30/24	$2,806,751	$2,418,694
12/31/24	$2,894,886	$2,476,964
3/31/25	$2,691,576	$2,371,145

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Institutional	6.63%	19.60%	14.64%
S&P 500 Index	8.25%	18.59%	12.65%

Key Fund Statistics

Total Net Assets	$446,262,762
# of Issuers	32
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (Net of fees waived)	$1,478,268

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Durable Advantage Fund

March 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
Meta Platforms Inc.	7.4%
Amazon.com, Inc.	6.9%
Microsoft Corporation	6.8%
Visa, Inc.	4.9%
NVIDIA Corporation	4.8%
S&P Global, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company Limited	4.2%
Broadcom, Inc.	3.9%
Alphabet, Inc.	3.8%
Apollo Global Management, Inc.	3.4%
Total	50.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	33.5%
Information Technology	27.9%
Communication Services	11.2%
Consumer Discretionary	8.3%
Health Care	8.2%
Industrials	5.5%
Real Estate	3.9%
Consumer Staples	1.4%
Cash and Cash Equivalents	0.1%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Durable Advantage Fund

Semi-Annual Shareholder Report - March 31, 2025

Institutional: BDAIX

Semi-Annual Shareholder Report - March 31, 2025

Baron Durable Advantage Fund

R6: BDAUX

This semi-annual shareholder report contains important information about Baron Durable Advantage Fund (the Fund) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$34	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmark

	R6	S&P 500 Index
12/29/17	$5,000,000	$5,000,000
3/31/18	$5,065,000	$4,962,045
6/30/18	$5,160,000	$5,132,435
9/30/18	$5,375,000	$5,528,185
12/31/18	$4,636,130	$4,780,788
3/31/19	$5,323,522	$5,433,264
6/30/19	$5,750,006	$5,667,103
9/30/19	$5,930,634	$5,763,348
12/31/19	$6,542,764	$6,286,085
3/31/20	$5,499,133	$5,054,136
6/30/20	$6,718,375	$6,092,425
9/30/20	$7,314,841	$6,636,436
12/31/20	$7,872,497	$7,442,650
3/31/21	$8,108,621	$7,902,225
6/30/21	$9,173,694	$8,577,778
9/30/21	$9,363,447	$8,627,704
12/31/21	$10,404,682	$9,579,091
3/31/22	$9,330,943	$9,138,595
6/30/22	$7,869,045	$7,667,176
9/30/22	$7,470,804	$7,292,816
12/31/22	$7,823,676	$7,844,232
3/31/23	$9,078,892	$8,432,318
6/30/23	$10,046,769	$9,169,490
9/30/23	$9,991,318	$8,869,332
12/31/23	$11,384,447	$9,906,297
3/31/24	$12,625,837	$10,952,000
6/30/24	$13,281,855	$11,421,157
9/30/24	$14,033,754	$12,093,469
12/31/24	$14,479,487	$12,384,821
3/31/25	$13,462,939	$11,855,725

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
R6	6.63%	19.61%	14.65%
S&P 500 Index	8.25%	18.59%	12.65%

Key Fund Statistics

Total Net Assets	$446,262,762
# of Issuers	32
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (Net of fees waived)	$1,478,268

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Durable Advantage Fund

March 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (3/31/25)*
Meta Platforms Inc.	7.4%
Amazon.com, Inc.	6.9%
Microsoft Corporation	6.8%
Visa, Inc.	4.9%
NVIDIA Corporation	4.8%
S&P Global, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company Limited	4.2%
Broadcom, Inc.	3.9%
Alphabet, Inc.	3.8%
Apollo Global Management, Inc.	3.4%
Total	50.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	33.5%
Information Technology	27.9%
Communication Services	11.2%
Consumer Discretionary	8.3%
Health Care	8.2%
Industrials	5.5%
Real Estate	3.9%
Consumer Staples	1.4%
Cash and Cash Equivalents	0.1%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Durable Advantage Fund

Semi-Annual Shareholder Report - March 31, 2025

R6: BDAUX

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Baron Discovery Fund

Baron Durable Advantage Fund

March 31, 2025

Baron Funds®

Baron Investment Funds Trust

Semi-Annual Financial Statements

and Other Important Information

Baron Asset Fund
Retail Shares: BARAX Institutional Shares: BARIX R6 Shares: BARUX
Baron Growth Fund
Retail Shares: BGRFX Institutional Shares: BGRIX R6 Shares: BGRUX
Baron Small Cap Fund
Retail Shares: BSCFX Institutional Shares: BSFIX R6 Shares: BSCUX
Baron Opportunity Fund
Retail Shares: BIOPX Institutional Shares: BIOIX R6 Shares: BIOUX
Baron Fifth Avenue Growth Fund
Retail Shares: BFTHX Institutional Shares: BFTIX R6 Shares: BFTUX
Baron Discovery Fund
Retail Shares: BDFFX Institutional Shares: BDFIX R6 Shares: BDFUX
Baron Durable Advantage Fund
Retail Shares: BDAFX Institutional Shares: BDAIX R6 Shares: BDAUX
Financial Statements
Portfolios of Investments	2
Statements of Assets and Liabilities	15
Statements of Operations	17
Statements of Changes in Net Assets	19
Notes to Financial Statements	22
Financial Highlights	35
Changes in and Disagreements with Accountants	42
Results of Meeting(s) of Shareholders	42
Remuneration Paid to Directors, Officers, and Others	42

DEAR BARON INVESTMENT FUNDS TRUST SHAREHOLDER:

In this report, you will find unaudited semi-annual financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund (the Funds) for the six months ended March 31, 2025.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer May 22, 2025	Rachel Stern Chief Operating Officer May 22, 2025	Christopher Snively Chief Financial Officer and Treasurer May 22, 2025

These Semi-Annual Financial Statements are for the Baron Investment Funds Trust, which currently has seven series: Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund. If you are interested in Baron Select Funds, which contains the Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, Baron FinTech Fund, Baron India Fund, and Baron Technology Fund, please visit the Funds’ website at BaronCapitalGroup.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at BaronCapitalGroup.com, by clicking on the “Regulatory Documents” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the SEC’s website at sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete Portfolios of Investments with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at sec.gov. Portfolios of Investments current to the most recent first and third quarters are also available on the Funds’ website.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to BaronCapitalGroup.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus or summary prospectus.

Baron Asset Fund	March 31, 2025

PORTFOLIO OF INVESTMENTS (Unaudited)

MARCH 31, 2025

Shares		Cost	Value
Common Stocks (90.26%)
Communication Services (2.09%)
	Advertising (0.69%)
500,000	The Trade Desk, Inc., Cl A1	$11,173,716	$27,360,000

	Movies & Entertainment (1.40%)
100,000	Spotify Technology SA1,2	24,563,323	55,003,000

Total Communication Services		35,737,039	82,363,000

Consumer Discretionary (7.73%)
	Casinos & Gaming (0.23%)
275,000	DraftKings, Inc., Cl A1	10,636,789	9,132,750

	Education Services (0.18%)
23,000	Duolingo, Inc.[1]	6,012,308	7,142,420

	Footwear (1.57%)
351,069	Birkenstock Holding PLC[1,2]	16,149,174	16,096,514
1,037,000	On Holding AG, Cl A1,2	30,424,600	45,545,040

		46,573,774	61,641,554

	Home Improvement Retail (0.43%)
211,000	Floor & Decor Holdings, Inc., Cl A1	18,452,772	16,979,170

	Hotels, Resorts & Cruise Lines (3.44%)
503,442	Choice Hotels International, Inc.	2,156,126	66,847,029
31,000	Hilton Worldwide Holdings, Inc.	6,489,341	7,054,050
500,233	Hyatt Hotels Corp., Cl A	13,700,166	61,278,542

		22,345,633	135,179,621
	Leisure Facilities (1.88%)
462,538	Vail Resorts, Inc.	8,926,502	74,015,331

Total Consumer Discretionary		112,947,778	304,090,846

Financials (13.85%)
	Financial Exchanges & Data (5.35%)
198,305	FactSet Research Systems, Inc.	10,517,013	90,157,385
156,000	Morningstar, Inc.	32,512,227	46,779,720
47,000	MSCI, Inc.	15,780,557	26,578,500
316,189	Tradeweb Markets, Inc., Cl A	12,240,921	46,941,419

		71,050,718	210,457,024

	Insurance Brokers (0.73%)
84,421	Willis Towers Watson PLC[2]	10,305,610	28,530,077

	Investment Banking & Brokerage (2.92%)
1,468,936	The Charles Schwab Corp.	1,291,880	114,988,310

	Property & Casualty Insurance (4.85%)
1,986,444	Arch Capital Group Ltd.[1,2]	7,144,208	191,056,184

Total Financials		89,792,416	545,031,595

Health Care (16.17%)
	Biotechnology (0.20%)
13,366	argenx SE, ADR[1,2]	4,071,400	7,910,868

	Health Care Equipment (5.53%)
517,630	IDEXX Laboratories, Inc.[1]	9,143,870	217,378,718

	Health Care Supplies (1.57%)
733,672	The Cooper Companies, Inc.[1]	27,308,279	61,885,233

	Health Care Technology (1.73%)
294,386	Veeva Systems, Inc., Cl A1	16,281,783	68,188,629

Shares		Cost	Value
Common Stocks (continued)

Health Care (continued)

	Life Sciences Tools & Services (7.14%)
984,944	Bio-Techne Corporation	$22,412,328	$57,747,267
147,117	Mettler-Toledo International, Inc.[1]	8,529,910	173,731,936
221,404	West Pharmaceutical Services, Inc.	9,462,782	49,567,928

		40,405,020	281,047,131

Total Health Care		97,210,352	636,410,579

Industrials (16.49%)
	Aerospace & Defense (0.67%)
50,000	Axon Enterprise, Inc.[1]	9,959,466	26,297,500

	Construction & Engineering (1.84%)
285,000	Quanta Services, Inc.	47,697,751	72,441,300

	Data Processing & Outsourced Services (0.86%)
403,076	SS&C Technologies Holdings, Inc.	10,805,709	33,668,938

	Electrical Components & Equipment (0.46%)
250,000	Vertiv Holdings Co., Cl A	21,823,532	18,050,000

	Environmental & Facilities Services (1.76%)
1,285,418	Rollins, Inc.	16,405,079	69,451,134

	Human Resource & Employment Services (2.15%)
1,453,093	Dayforce, Inc.[1]	54,306,588	84,758,915

	Industrial Machinery & Supplies & Components (0.89%)
192,760	IDEX Corp.	13,585,250	34,883,777

	Research & Consulting Services (7.86%)
200,000	Booz Allen Hamilton Holding Corp.	22,670,901	20,916,000
775,500	TransUnion	32,394,913	64,358,745
753,206	Verisk Analytics, Inc.	18,078,528	224,169,170

		73,144,342	309,443,915

Total Industrials		247,727,717	648,995,479

Information Technology (26.29%)
	Application Software (13.74%)
74,000	Fair Isaac Corp.[1]	28,045,728	136,467,840
1,151,809	Guidewire Software, Inc.[1]	54,808,312	215,802,934
450,000	Procore Technologies, Inc.[1]	32,904,730	29,709,000
228,192	Roper Technologies, Inc.	18,952,931	134,537,440
256,493	ServiceTitan, Inc., Cl A1	20,395,336	24,395,049

		155,107,037	540,912,263
	Electronic Components (2.76%)
1,658,000	Amphenol Corp., Cl A	39,080,301	108,748,220

	Internet Services & Infrastructure (0.45%)
69,173	Verisign, Inc.[1]	3,076,958	17,560,950

	IT Consulting & Other Services (8.16%)
765,323	Gartner, Inc.[1]	15,352,366	321,236,676

	Systems Software (0.26%)
536,717	SailPoint, Inc.[1,4]	12,344,491	10,063,444

	Technology Distributors (0.92%)
226,363	CDW Corp.	13,601,532	36,276,934

Total Information Technology		238,562,685	1,034,798,487

2	See Notes to Financial Statements.

March 31, 2025	Baron Asset Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2025

Shares		Cost	Value
Common Stocks (continued)
Real Estate (7.64%)
	Data Center REITs (1.00%)
48,416	Equinix, Inc.	$3,085,999	$39,475,985

	Health Care REITs (0.58%)
150,000	Welltower, Inc.	19,268,419	22,981,500

	Real Estate Services (6.06%)
516,323	CBRE Group, Inc., Cl A1	5,774,214	67,524,722
2,156,930	CoStar Group, Inc.[1]	42,271,714	170,893,564

		48,045,928	238,418,286

Total Real Estate		70,400,346	300,875,771

Total Common Stocks		892,378,333	3,552,565,757

Private Common Stocks (2.12%)
Communication Services (1.36%)
	Movies & Entertainment (1.36%)
197,613	StubHub Holdings, Inc., Cl A1,3,4,5	50,000,041	53,513,600

Industrials (0.76%)
	Aerospace & Defense (0.76%)
92,406	Space Exploration Technologies Corp., Cl A1,3,4,5	7,115,262	17,095,110
69,932	Space Exploration Technologies Corp., Cl C1,3,4,5	5,384,764	12,937,420

Total Industrials		12,500,026	30,032,530

Total Private Common Stocks		62,500,067	83,546,130

Shares		Cost	Value
Private Preferred Stocks (7.63%)
Communication Services (3.10%)
	Interactive Media & Services (3.10%)
3,341,687	X.AI Holdings Corp., Cl B (formerly, X.AI Corp., Series B)[1,3,4,5]	$39,999,994	$122,172,077

Industrials (4.53%)
	Aerospace & Defense (4.53%)
96,298	Space Exploration Technologies Corp., Series N1,3,4,5	26,000,460	178,151,300

Total Private Preferred Stocks		66,000,454	300,323,377

Total Investments (100.01%)		$1,020,878,854	3,936,435,264

Liabilities Less Cash and Other Assets (-0.01%)			(348,105)

Net Assets			$3,936,087,159

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2025, the market value of restricted securities amounted to $383,869,507 or 9.75% of net assets. See Note 6 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	3

Baron Growth Fund	March 31, 2025

PORTFOLIO OF INVESTMENTS (Unaudited)

MARCH 31, 2025

Shares		Cost	Value
Common Stocks (100.74%)
Communication Services (2.65%)
	Alternative Carriers (2.65%)
6,000,000	Iridium Communications, Inc.[4]	$33,467,578	$163,920,000

Consumer Discretionary (14.97%)
	Apparel, Accessories & Luxury Goods (0.92%)
12,368,569	Figs, Inc., Cl A1	87,745,510	56,771,732

	Casinos & Gaming (1.64%)
2,346,275	Red Rock Resorts, Inc., Cl A	61,783,835	101,757,947

	Education Services (0.62%)
300,000	Bright Horizons Family Solutions, Inc.[1]	8,896,554	38,112,000

	Hotels, Resorts & Cruise Lines (6.44%)
3,000,000	Choice Hotels International, Inc.[4]	75,582,685	398,340,000

	Leisure Facilities (5.17%)
2,000,000	Vail Resorts, Inc.[4]	56,102,209	320,040,000

	Restaurants (0.18%)
2,282,206	Krispy Kreme, Inc.	29,800,070	11,228,453

Total Consumer Discretionary		319,910,863	926,250,132

Financials (53.71%)
	Asset Management & Custody Banks (2.99%)
1,300,000	The Carlyle Group, Inc.	26,432,986	56,667,000
1,600,000	Cohen & Steers, Inc.	32,448,956	128,400,000

		58,881,942	185,067,000

	Financial Exchanges & Data (23.04%)
975,000	FactSet Research Systems, Inc.	48,355,270	443,274,000
920,000	Morningstar, Inc.	18,727,699	275,880,400
1,250,000	MSCI, Inc.	22,314,264	706,875,000

		89,397,233	1,426,029,400

	Investment Banking & Brokerage (1.50%)
450,000	Houlihan Lokey, Inc.	19,625,873	72,675,000
350,000	Moelis & Co., Cl A	3,842,331	20,426,000

		23,468,204	93,101,000

	Life & Health Insurance (5.70%)
1,240,000	Primerica, Inc.	25,430,441	352,817,200

	Property & Casualty Insurance (20.48%)
8,550,000	Arch Capital Group Ltd.[1,2]	26,413,987	822,339,000
915,000	Kinsale Capital Group, Inc.	30,088,919	445,339,650

		56,502,906	1,267,678,650

Total Financials		253,680,726	3,324,693,250

Shares		Cost	Value
Common Stocks (continued)
Health Care (5.22%)
	Health Care Equipment (2.37%)
350,000	IDEXX Laboratories, Inc.[1]	$4,836,201	$146,982,500

	Health Care Supplies (0.19%)
1,342,434	Neogen Corp.[1]	17,026,471	11,638,902

	Life Sciences Tools & Services (2.66%)
1,600,000	Bio-Techne Corporation	20,318,403	93,808,000
60,000	Mettler-Toledo International, Inc.[1]	2,742,936	70,854,600

		23,061,339	164,662,600

Total Health Care		44,924,011	323,284,002

Information Technology (14.09%)
	Application Software (5.27%)
505,000	ANSYS, Inc.[1]	11,016,788	159,862,800
305,000	Clearwater Analytics Holdings, Inc., Cl A1	4,682,009	8,174,000
845,000	Guidewire Software, Inc.[1]	25,057,001	158,319,200

		40,755,798	326,356,000

	IT Consulting & Other Services (8.82%)
1,300,000	Gartner, Inc.[1]	17,555,049	545,662,000

Total Information Technology		58,310,847	872,018,000

Real Estate (10.10%)
	Other Specialized REITs (4.11%)
5,000,000	Gaming and Leisure Properties, Inc.	99,130,844	254,500,000

	Real Estate Services (5.99%)
4,675,000	CoStar Group, Inc.[1]	19,458,688	370,400,250

Total Real Estate		118,589,532	624,900,250

Total Common Stocks		828,883,557	6,235,065,634

Private Common Stocks (0.01%)
Materials (0.01%)
	Fertilizers & Agricultural Chemicals (0.01%)
422,278	Farmers Business Network, Inc.[1,3,5,7]	16,300,002	785,437

Private Convertible Preferred Stocks (0.00%)
Industrials (0.00%)
	Electrical Components & Equipment (0.00%)
59,407,006	Northvolt AB (Sweden)[1,2,3,5,7]	9,374,988	0

4	See Notes to Financial Statements.

March 31, 2025	Baron Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2025

Principal Amount		Cost	Value
Short-Term Investments (0.20%)
$12,687,336	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2025, 3.85% due 4/1/2025; Proceeds at maturity $12,688,692; (Fully Collateralized by $12,950,200 U.S. Treasury Note, 3.875% due 3/31/2027 Market value - $12,941,107)[6]	$12,687,336	$12,687,336

Total Investments (100.95%)		$867,245,883	6,248,538,407

Liabilities Less Cash and Other Assets (-0.95%)			(58,663,685)

Net Assets			$6,189,874,722

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2025, the market value of restricted securities amounted to $785,437 or 0.01% of net assets. See Note 6 regarding Restricted Securities.
[4]	See Note 4 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[6]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	5

Baron Small Cap Fund	March 31, 2025

PORTFOLIO OF INVESTMENTS (Unaudited)

MARCH 31, 2025

Shares		Cost	Value
Common Stocks (99.38%)
Communication Services (5.10%)
	Advertising (0.99%)
680,000	The Trade Desk, Inc., Cl A1	$2,414,000	$37,209,600

	Movies & Entertainment (4.11%)
1,000,000	Liberty Media Corp.-Liberty Formula One, Cl C1	15,681,001	90,010,000
300,100	Liberty Media Corporation-Liberty Live, Cl C1	6,744,649	20,448,814
225,000	Madison Square Garden Sports Corp.[1]	8,416,556	43,812,000

		30,842,206	154,270,814

Total Communication Services		33,256,206	191,480,414

Consumer Discretionary (14.94%)
	Automotive Parts & Equipment (0.27%)
4,000,000	Holley, Inc.[1]	23,112,642	10,280,000

	Casinos & Gaming (4.36%)
875,000	DraftKings, Inc., Cl A1	11,187,787	29,058,750
3,100,000	Red Rock Resorts, Inc., Cl A	91,485,805	134,447,000

		102,673,592	163,505,750

	Education Services (2.45%)
725,000	Bright Horizons Family Solutions, Inc.[1]	31,922,423	92,104,000

	Home Improvement Retail (0.97%)
450,000	Floor & Decor Holdings, Inc., Cl A1	14,749,690	36,211,500

	Homebuilding (1.60%)
350,000	Installed Building Products, Inc.	13,854,997	60,011,000

	Leisure Facilities (2.96%)
1,150,000	Planet Fitness, Inc., Cl A1	47,029,231	111,101,500

	Restaurants (2.33%)
1,800,000	The Cheesecake Factory, Inc.	44,585,269	87,588,000

Total Consumer Discretionary		277,927,844	560,801,750

Consumer Staples (2.51%)
	Packaged Foods & Meats (1.22%)
3,250,000	UTZ Brands, Inc.	51,037,718	45,760,000

	Personal Care Products (1.29%)
1,125,000	Oddity Tech Ltd., Cl A1,2	41,428,946	48,667,500

Total Consumer Staples		92,466,664	94,427,500

Financials (12.89%)
	Asset Management & Custody Banks (0.78%)
2,200,000	GCM Grosvenor, Inc., Cl A	24,429,527	29,106,000

	Insurance Brokers (3.57%)
3,000,000	Baldwin Insurance Group, Inc. Cl A1	46,953,071	134,070,000

	Investment Banking & Brokerage (2.15%)
500,000	Houlihan Lokey, Inc.	23,001,811	80,750,000

	Property & Casualty Insurance (5.83%)
450,000	Kinsale Capital Group, Inc.	64,570,201	219,019,500

	Transaction & Payment Processing Services (0.56%)
3,750,000	Repay Holdings Corporation[1]	32,041,410	20,887,500

Total Financials		190,996,020	483,833,000

Shares		Cost	Value
Common Stocks (continued)
Health Care (9.45%)
	Health Care Equipment (1.86%)
425,000	DexCom, Inc.[1]	$1,408,692	$29,023,250
25,000	IDEXX Laboratories, Inc.[1]	344,777	10,498,750
190,000	Inspire Medical Systems, Inc.[1]	9,493,280	30,263,200

		11,246,749	69,785,200

	Health Care Services (0.86%)
650,000	RadNet, Inc.[1]	38,506,407	32,318,000

	Health Care Supplies (1.15%)
5,000,000	Neogen Corp.[1]	74,817,877	43,350,000

	Life Sciences Tools & Services (3.82%)
650,000	ICON plc[1,2]	27,743,341	113,743,500
25,000	Mettler-Toledo International, Inc.[1]	1,205,243	29,522,750

		28,948,584	143,266,250

	Managed Health Care (1.76%)
750,000	HealthEquity, Inc.[1]	12,292,452	66,277,500

Total Health Care		165,812,069	354,996,950

Industrials (30.47%)
	Aerospace & Defense (6.43%)
863,517	Karman Holdings, Inc.[1]	22,578,484	28,858,738
2,500,000	Kratos Defense & Security Solutions, Inc.[1]	40,962,927	74,225,000
100,000	TransDigm Group, Inc.[1]	0	138,329,000

		63,541,411	241,412,738

	Building Products (1.74%)
4,840,000	Janus International Group, Inc.[1]	46,853,585	34,848,000
525,000	Trex Co., Inc.[1]	18,023,818	30,502,500

		64,877,403	65,350,500

	Diversified Support Services (2.28%)
5,000,000	Driven Brands Holdings, Inc.[1]	90,115,067	85,700,000

	Electrical Components & Equipment (4.81%)
2,500,000	Vertiv Holdings Co., Cl A	24,614,088	180,500,000

	Environmental & Facilities Services (1.17%)
225,000	Waste Connections, Inc.[2]	9,825,000	43,917,750

	Human Resource & Employment Services (2.88%)
950,000	Dayforce, Inc.[1]	29,430,555	55,413,500
3,750,000	First Advantage Corp.[1]	60,629,977	52,837,500

		90,060,532	108,251,000

	Industrial Machinery & Supplies & Components (7.76%)
700,000	Chart Industries, Inc.[1]	103,706,326	101,052,000
150,000	Enpro, Inc.	27,048,675	24,268,500
700,000	JBT Marel Corp. (formerly John Bean Technologies Corp.)	63,192,030	85,540,000
250,000	RBC Bearings, Inc.[1]	27,992,037	80,442,500

		221,939,068	291,303,000

	Research & Consulting Services (0.57%)
265,000	Exponent, Inc.	20,189,458	21,480,900

	Trading Companies & Distributors (2.83%)
875,000	SiteOne Landscape Supply, Inc.[1]	33,566,364	106,260,000

Total Industrials		618,728,391	1,144,175,888

6	See Notes to Financial Statements.

March 31, 2025	Baron Small Cap Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2025

Shares		Cost	Value
Common Stocks (continued)
Information Technology (22.78%)
	Application Software (10.40%)
2,500,000	Clearwater Analytics Holdings, Inc., Cl A1	$44,280,887	$67,000,000
1,000,000	Guidewire Software, Inc.[1]	25,243,780	187,360,000
1,700,000	Intapp, Inc.[1]	66,231,698	99,246,000
1,350,000	nCino, Inc.[1]	44,218,492	37,084,500

		179,974,857	390,690,500

	Electronic Equipment & Instruments (2.33%)
1,900,000	Cognex Corp.	39,755,701	56,677,000
500,000	PAR Technology Corp.[1]	34,706,613	30,670,000

		74,462,314	87,347,000

	IT Consulting & Other Services (8.87%)
1,375,000	ASGN, Inc.[1]	29,684,666	86,652,500
475,000	Gartner, Inc.[1]	5,955,644	199,376,500
3,000,000	Grid Dynamics Holdings, Inc.[1]	36,322,597	46,950,000

		71,962,907	332,979,000

	Semiconductors (0.33%)
6,000,000	indie Semiconductor, Inc., Cl A1	37,247,069	12,210,000

	Systems Software (0.85%)
1,000,000	JFrog Ltd.[1,2]	31,388,826	32,000,000

Total Information Technology		395,035,973	855,226,500

Materials (1.24%)
	Specialty Chemicals (1.24%)
1,250,000	Avient Corp.	37,773,511	46,450,000

Total Common Stocks		1,811,996,678	3,731,392,002

Principal Amount		Cost	Value
Short-Term Investments (0.63%)
$23,652,753	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2025, 3.85% due 4/1/2025; Proceeds at maturity $23,655,282; (Fully Collateralized by $24,142,800 U.S. Treasury Note, 3.875% due 3/31/2027 Market value - $24,125,842)[3]	$23,652,753	$23,652,753

Total Investments (100.01%)		$1,835,649,431	3,755,044,755

Liabilities Less Cash and Other Assets (-0.01%)			(217,885)

Net Assets			$3,754,826,870

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	7

Baron Opportunity Fund	March 31, 2025

PORTFOLIO OF INVESTMENTS (Unaudited)

MARCH 31, 2025

Shares		Cost	Value
Common Stocks (92.65%)
Communication Services (11.14%)
	Advertising (1.43%)
353,610	The Trade Desk, Inc., Cl A1	$17,142,670	$19,349,539

	Interactive Media & Services (5.25%)
123,000	Meta Platforms, Inc., Cl A	24,382,735	70,892,280

	Movies & Entertainment (4.46%)
109,400	Spotify Technology SA1,2	29,852,535	60,173,282

Total Communication Services		71,377,940	150,415,101

Consumer Discretionary (12.27%)
	Automobile Manufacturers (4.29%)
223,200	Tesla, Inc.[1]	11,606,117	57,844,512

	Broadline Retail (6.84%)
485,500	Amazon.com, Inc.[1]	29,742,116	92,371,230

	Education Services (1.14%)
49,700	Duolingo, Inc.[1]	9,478,355	15,433,838

Total Consumer Discretionary		50,826,588	165,649,580

Consumer Staples (0.49%)
	Personal Care Products (0.49%)
155,000	Oddity Tech Ltd., Cl A1,2	7,603,283	6,705,300

Financials (6.32%)
	Investment Banking & Brokerage (1.74%)
72,000	LPL Financial Holdings, Inc.	24,044,180	23,554,080

	Transaction & Payment Processing Services (4.58%)
52,700	Mastercard, Incorporated, Cl A	9,940,228	28,885,924
93,900	Visa, Inc., Cl A	13,273,862	32,908,194

		23,214,090	61,794,118

Total Financials		47,258,270	85,348,198

Health Care (5.85%)
	Biotechnology (4.34%)
214,000	Arcellx, Inc.[1]	13,941,627	14,038,400
64,739	argenx SE, ADR[1,2]	9,490,491	38,316,748
258,600	Viking Therapeutics, Inc.[1]	3,555,576	6,245,190

		26,987,694	58,600,338

	Health Care Equipment (1.51%)
41,105	Intuitive Surgical, Inc.[1]	4,585,816	20,358,073

Total Health Care		31,573,510	78,958,411

Industrials (0.84%)
	Electrical Components & Equipment (0.84%)
157,500	Vertiv Holdings Co., Cl A	13,537,179	11,371,500

Information Technology (53.01%)

	Application Software (8.46%)
113,400	Atlassian Corp., Cl A 1,2	20,207,830	24,064,614
267,500	Gitlab, Inc., Cl A1,4	11,041,617	12,572,500
115,800	Guidewire Software, Inc.[1]	2,885,188	21,696,288
23,500	HubSpot, Inc.[1]	8,666,153	13,425,315
496,900	Samsara, Inc., Cl A1	15,835,121	19,046,177
29,500	ServiceNow, Inc.[1,4]	4,429,916	23,486,130

		63,065,825	114,291,024

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)
	Communications Equipment (0.93%)
162,800	Arista Networks, Inc.[1]	$17,687,557	$12,613,744

	Electronic Equipment & Instruments (0.89%)
196,898	PAR Technology Corp.[1]	10,949,943	12,077,723

	Internet Services & Infrastructure (3.33%)
749,000	GDS Holdings Ltd., ADR[1,2]	13,578,233	18,972,170
273,000	Shopify, Inc., Cl A1,2	11,478,770	26,040,105

		25,057,003	45,012,275

	IT Consulting & Other Services (2.02%)
64,887	Gartner, Inc.[1]	805,042	27,235,670

	Semiconductor Materials & Equipment (0.78%)
57,000	Nova Ltd.[1,2]	11,343,542	10,506,810

	Semiconductors (18.23%)
365,700	Broadcom, Inc.	51,349,471	61,229,151
5,945,971	indie Semiconductor, Inc., Cl A1	33,181,703	12,100,051
24,000	Monolithic Power Systems, Inc.	13,955,429	13,919,520
1,272,100	NVIDIA Corp.	7,530,102	137,870,198
126,700	Taiwan Semiconductor Manufacturing Co., Ltd., ADR[2]	15,332,239	21,032,200

		121,348,944	246,151,120

	Systems Software (13.56%)
181,300	Cloudflare, Inc., Cl A1,4	10,430,734	20,430,697
47,300	CyberArk Software Ltd.[1,2]	15,838,796	15,987,400
179,500	Datadog, Inc., Cl A1,4	16,918,736	17,808,195
258,600	Microsoft Corporation	28,270,463	97,075,854
109,900	Snowflake, Inc., Cl A1,4	18,506,045	16,062,984
79,000	Zscaler, Inc.[1]	15,016,966	15,675,180

		104,981,740	183,040,310

	Technology Hardware, Storage & Peripherals (4.81%)
292,400	Apple, Inc.	56,849,165	64,950,812

Total Information Technology		412,088,761	715,879,488

Real Estate (2.73%)
	Real Estate Services (2.73%)
465,130	CoStar Group, Inc.[1]	23,649,851	36,852,250

Total Common Stocks		657,915,382	1,251,179,828

Private Common Stocks (3.02%)
Communication Services (0.38%)
	Interactive Media & Services (0.38%)
138,800	X.AI Holdings Corp., Cl A(formerly, X Holdings Corp., Cl A)[1,3,4,6]	5,000,000	5,075,000

Industrials (2.62%)
	Aerospace & Defense (2.62%)
107,376	Space Exploration Technologies Corp., Cl A1,3,4,6	5,043,029	19,864,560
83,588	Space Exploration Technologies Corp., Cl C1,3,4,6	10,957,102	15,463,780

		16,000,131	35,328,340

	Passenger Ground Transportation (0.00%)^
3,571	GM Cruise Holdings LLC, Cl B1,3,4,6	103,563	3,571

Total Industrials		16,103,694	35,331,911

8	See Notes to Financial Statements.

March 31, 2025	Baron Opportunity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2025

Shares		Cost	Value
Private Common Stocks (continued)
Materials (0.02%)
	Fertilizers & Agricultural Chemicals (0.02%)
182,067	Farmers Business Network, Inc.[1,3,4,6]	$2,394,652	$338,645

Total Private Common Stocks		23,498,346	40,745,556

Private Convertible Preferred Stocks (0.20%)
Materials (0.20%)
	Fertilizers & Agricultural Chemicals (0.20%)
37,254	Farmers Business Network, Inc. Series F1,3,4,6	4,855,355	684,729
615,761	Farmers Business Network, Inc., Units[1,3,4,6]	615,761	2,081,272

Total Private Convertible Preferred Stocks		5,471,116	2,766,001

Private Preferred Stocks (3.81%)
Communication Services (1.25%)
	Interactive Media & Services (1.25%)
461,893	X.AI Holdings Corp., Cl C (formerly, X.AI Corp., Series C)[1,3,4,6]	9,999,983	16,886,808

Industrials (2.56%)
	Aerospace & Defense (2.54%)
18,519	Space Exploration Technologies Corp., Series N1,3,4,6	5,000,130	34,260,150

	Passenger Ground Transportation (0.02%)
266,956	GM Cruise Holdings LLC, Cl G1,3,4,6	7,034,291	266,956

Total Industrials		12,034,421	34,527,106

Total Private Preferred Stocks		22,034,404	51,413,914

Principal Amount		Cost	Value
Short-Term Investments (0.27%)
$3,656,634	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2025, 3.85% due 4/1/2025; Proceeds at maturity $3,657,025; (Fully Collateralized by $3,701,300 U.S. Treasury Note, 4.25% due 3/15/2027 Market value - $3,729,887)[5]	$3,656,634	$3,656,634

Total Investments (99.95%)		$712,575,882	1,349,761,933

Cash and Other Assets Less Liabilities (0.05%)			650,428

Net Assets			$1,350,412,361

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2025, the market value of restricted securities amounted to $94,925,471 or 7.03% of net assets. See Note 6 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	9

Baron Fifth Avenue Growth Fund	March 31, 2025

PORTFOLIO OF INVESTMENTS (Unaudited)

MARCH 31, 2025

Shares		Cost	Value
Common Stocks (97.22%)

Communication Services (13.82%)
	Advertising (2.02%)
224,819	The Trade Desk, Inc., Cl A1	$12,421,671	$12,302,096

	Interactive Media & Services (11.80%)
126,956	Alphabet, Inc., Cl A	19,706,143	19,632,476
90,909	Meta Platforms Inc., Cl A	6,630,519	52,396,311

		26,336,662	72,028,787

Total Communication Services		38,758,333	84,330,883

Consumer Discretionary (20.06%)
	Automobile Manufacturers (3.21%)
75,604	Tesla, Inc.[1]	16,366,482	19,593,533

	Automotive Parts & Equipment (0.96%)
407,843	Mobileye Global, Inc., Cl A1	7,634,895	5,870,900

	Broadline Retail (15.89%)
287,686	Amazon.com, Inc.[1]	2,726,880	54,735,138
680,704	Coupang, Inc.[1]	12,159,012	14,927,839
13,982	MercadoLibre, Inc.[1]	9,633,147	27,277,064

		24,519,039	96,940,041

Total Consumer Discretionary		48,520,416	122,404,474

Financials (6.64%)
	Asset Management & Custody Banks (2.58%)
136,400	KKR & Co., Inc.	16,789,292	15,769,204

	Transaction & Payment Processing Services (4.06%)
8,265	Adyen N.V., 144A (Netherlands)[1,2,5]	7,869,686	12,668,552
222,325	Block, Inc.[1]	13,682,487	12,078,917

		21,552,173	24,747,469

Total Financials		38,341,465	40,516,673

Health Care (12.50%)

	Biotechnology (3.18%)
32,834	argenx SE, ADR[1,2]	10,908,180	19,433,295

	Health Care Equipment (5.32%)
65,509	Intuitive Surgical, Inc.[1]	6,990,508	32,444,642

	Health Care Technology (1.53%)
40,309	Veeva Systems, Inc., Cl A1	2,538,180	9,336,774

	Life Sciences Tools & Services (0.89%)
4,609	GRAIL, Inc.[1,4]	28,246	117,714
66,749	Illumina, Inc.[1]	5,886,000	5,295,866

		5,914,246	5,413,580

	Pharmaceuticals (1.58%)
11,712	Eli Lilly & Co.	9,859,894	9,673,058

Total Health Care		36,211,008	76,301,349

Shares		Cost	Value
Common Stocks (continued)
Information Technology (44.20%)
	Application Software (10.33%)
64,528	Atlassian Corp., Cl A1,2	$11,642,822	$13,693,487
129,565	Gitlab, Inc., Cl A1,4	6,893,161	6,089,555
485,715	Samsara, Inc., Cl A1	18,462,976	18,617,456
30,915	ServiceNow, Inc.[1,4]	8,847,643	24,612,668

		45,846,602	63,013,166

	Internet Services & Infrastructure (7.37%)
471,283	Shopify, Inc., Cl A1,2	19,346,878	44,953,329

	Semiconductor Materials & Equipment (2.17%)
20,016	ASML Holding N.V.[2]	1,527,248	13,263,202

	Semiconductors (12.53%)
530,733	NVIDIA Corp.	6,935,021	57,520,842
114,255	Taiwan Semiconductor Manufacturing Co., Ltd., ADR[2]	20,178,630	18,966,330

		27,113,651	76,487,172

	Systems Software (11.80%)
239,835	Cloudflare, Inc., Cl A1,4	16,296,429	27,027,006
26,917	Crowdstrike Holdings, Inc., Cl A1	1,113,717	9,490,396
162,941	Datadog, Inc., Cl A1,4	10,426,258	16,165,377
132,126	Snowflake, Inc., Cl A1,4	16,172,889	19,311,536

		44,009,293	71,994,315

Total Information Technology		137,843,672	269,711,184

Total Common Stocks		299,674,894	593,264,563

Private Common Stocks (1.62%)

Industrials (1.62%)
	Aerospace & Defense (1.62%)
41,330	Space Exploration Technologies Corp., Cl A1,3,4,6	1,932,253	7,646,050
12,240	Space Exploration Technologies Corp., Cl C1,3,4,6	567,691	2,264,400

Total Private Common Stocks		2,499,944	9,910,450

Private Preferred Stocks (0.99%)

Communication Services (0.97%)
	Interactive Media & Services (0.97%)
161,662	X.AI Holdings Corp., Cl C (formerly, X.AI Corp., Series C)[1,3,4,6]	3,499,982	5,910,363

Industrials (0.02%)
	Passenger Ground Transportation (0.02%)
133,288	GM Cruise Holdings LLC, Cl G1,3,4,6	3,512,139	133,288

Total Private Preferred Stocks		7,012,121	6,043,651

10	See Notes to Financial Statements.

March 31, 2025	Baron Fifth Avenue Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2025

Principal Amount		Cost	Value
Short-Term Investments (0.19%)
$1,128,917	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2025, 3.85% due 4/1/2025; Proceeds at maturity $1,129,037; (Fully Collateralized by $1,142,700 U.S. Treasury Note, 4.25% due 3/15/2027 Market value - $1,151,519)[5]	$1,128,917	$1,128,917

Total Investments (100.02%)		$310,315,876	610,347,581

Liabilities Less Cash and Other Assets (-0.02%)			(136,915)

Net Assets			$610,210,666

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2025, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $15,954,101 or 2.61% of net assets. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the market value of Rule 144A securities amounted to $12,668,552 or 2.08% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	11

Baron Discovery Fund	March 31, 2025

PORTFOLIO OF INVESTMENTS (Unaudited)

MARCH 31, 2025

Shares		Cost	Value
Common Stocks (92.95%)
Communication Services (4.17%)
	Movies & Entertainment (4.17%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A1	$5,408,362	$15,071,950
700,000	Liberty Media Corporation-Liberty Live, Cl C1	24,701,179	47,698,000

Total Communication Services		30,109,541	62,769,950

Consumer Discretionary (11.71%)
	Apparel, Accessories & Luxury Goods (1.03%)
1,350,000	Brunello Cucinelli SpA, ADR[2]	13,630,458	15,509,112

	Casinos & Gaming (3.59%)
1,235,000	DraftKings, Inc., Cl A1	23,984,451	41,014,350
300,000	Red Rock Resorts, Inc., Cl A	9,685,392	13,011,000

		33,669,843	54,025,350
	Footwear (1.02%)
350,000	On Holding AG, Cl A1,2	7,945,300	15,372,000

	Home Improvement Retail (1.60%)
300,000	Floor & Decor Holdings, Inc., Cl A1	9,074,455	24,141,000

	Homefurnishing Retail (0.61%)
39,500	RH1	11,649,106	9,259,195

	Restaurants (3.86%)
200,000	Texas Roadhouse, Inc.	17,901,519	33,326,000
110,000	Wingstop, Inc.	26,263,896	24,813,800

		44,165,415	58,139,800

Total Consumer Discretionary		120,134,577	176,446,457

Financials (4.03%)

	Insurance Brokers (1.61%)
785,000	TWFG, Inc.[1]	16,660,641	24,264,350

	Property & Casualty Insurance (2.42%)
75,000	Kinsale Capital Group, Inc.	3,355,499	36,503,250

Total Financials		20,016,140	60,767,600

Health Care (18.61%)

	Biotechnology (0.49%)
113,217	Arcellx, Inc.[1]	7,799,625	7,427,035

	Health Care Equipment (5.99%)
159,000	Inspire Medical Systems, Inc.[1]	32,117,870	25,325,520
218,000	Integer Holdings Corp.[1]	26,710,068	25,726,180
235,000	Masimo Corp.[1]	31,556,825	39,151,000

		90,384,763	90,202,700
	Health Care Supplies (1.54%)
569,085	Establishment Labs Holdings, Inc.[1,2]	29,943,086	23,221,514

	Life Sciences Tools & Services (10.59%)
1,681,454	CareDx, Inc.[1,4]	19,780,040	29,845,808
1,132,600	Exact Sciences Corp.[1,4]	54,495,003	49,030,254
156,053	Repligen Corp.[1]	24,494,296	19,856,184
1,281,429	Stevanato Group SpA[2]	32,667,703	26,166,780
306,139	Tempus AI, Inc., Cl A1	11,508,310	14,768,145
668,790	Veracyte, Inc.[1,4]	17,030,107	19,829,624

		159,975,459	159,496,795

Total Health Care		288,102,933	280,348,044

Shares		Cost	Value
Common Stocks (continued)
Industrials (21.06%)
	Aerospace & Defense (9.68%)
913,109	Karman Holdings, Inc.[1]	$25,983,101	$30,516,103
1,942,158	Kratos Defense & Security Solutions, Inc.[1]	26,482,410	57,662,671
255,000	Loar Holdings, Inc.[1]	15,667,342	18,015,750
920,380	Mercury Systems, Inc.[1]	33,144,239	39,659,174

		101,277,092	145,853,698

	Building Products (0.87%)
225,000	Trex Co., Inc.[1]	9,525,718	13,072,500

	Environmental & Facilities Services (1.95%)
2,063,493	Montrose Environmental Group, Inc.[1,3]	43,484,066	29,425,410

	Human Resource & Employment Services (1.93%)
500,000	Dayforce, Inc.[1]	26,625,883	29,165,000

	Industrial Machinery & Supplies & Components (4.21%)
200,000	Chart Industries, Inc.[1]	26,265,365	28,872,000
375,000	Enerpac Tool Group Corp.	14,358,665	16,822,500
55,000	RBC Bearings, Inc.[1]	11,183,890	17,697,350

		51,807,920	63,391,850
	Trading Companies & Distributors (2.42%)
300,000	SiteOne Landscape Supply, Inc.[1]	26,536,239	36,432,000

Total Industrials		259,256,918	317,340,458

Information Technology (30.71%)

	Application Software (14.15%)
650,000	Alkami Technology, Inc.[1]	14,374,821	17,062,500
1,500,000	Clearwater Analytics Holdings, Inc., Cl A1	25,944,978	40,200,000
696,171	Gitlab, Inc., Cl A1,4	26,672,136	32,720,037
235,357	Guidewire Software, Inc.[1]	18,259,547	44,096,488
395,000	Intapp, Inc.[1]	14,158,288	23,060,100
375,000	Procore Technologies, Inc.[1]	24,508,547	24,757,500
330,000	ServiceTitan, Inc., Cl A1	30,942,875	31,386,300

		154,861,192	213,282,925

	Electronic Equipment & Instruments (5.22%)
275,321	Advanced Energy Industries, Inc.	17,644,532	26,240,844
74,131	Novanta, Inc.[1,2]	8,196,882	9,479,131
700,000	PAR Technology Corp.[1]	21,961,338	42,938,000

		47,802,752	78,657,975

	Semiconductor Materials & Equipment (0.96%)
78,129	Nova Ltd.[1,2]	1,784,398	14,401,519

	Semiconductors (1.61%)
4,507,493	indie Semiconductor, Inc., Cl A1	37,165,033	9,172,748
98,600	SiTime Corp.[1]	12,723,559	15,072,982

		49,888,592	24,245,730

	Systems Software (8.77%)
1,070,100	Couchbase, Inc.[1,4]	20,819,110	16,854,075
130,200	CyberArk Software Ltd.[1,2]	16,265,833	44,007,600
430,775	Dynatrace, Inc.[1,4]	10,425,484	20,311,041
1,775,000	SentinelOne, Inc., Cl A1	29,985,343	32,269,500
461,000	Varonis Systems, Inc.[1]	9,834,763	18,647,450

		87,330,533	132,089,666

Total Information Technology		341,667,467	462,677,815

12	See Notes to Financial Statements.

March 31, 2025	Baron Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2025

Shares		Cost	Value
Common Stocks (continued)
Real Estate (2.66%)
	Multi-Family Residential REITs (1.41%)
1,000,000	Independence Realty Trust, Inc.	$20,056,917	$21,230,000
	Retail REITs (1.25%)
1,100,000	The Macerich Co.	21,307,627	18,887,000

Total Real Estate		41,364,544	40,117,000

Total Common Stocks		1,100,652,120	1,400,467,324

Principal Amount
Short-Term Investments (7.04%)
$106,121,081	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2025, 3.85% due 4/1/2025; Proceeds at maturity $106,132,430; (Fully Collateralized by $60,303,900 U.S. Treasury Note, 3.875% due 3/31/2027 Market value - $60,261,542 and $47,615,100 U.S. Treasury Note, 4.25% due 3/15/2027 Market value - $47,982,113)[5]	106,121,081	106,121,081

Total Investments (99.99%)		$1,206,773,201	1,506,588,405

Cash and Other Assets Less Liabilities (0.01%)			209,435

Net Assets			$1,506,797,840

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	See Note 4 regarding “Affiliated” companies.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	13

Baron Durable Advantage Fund	March 31, 2025

PORTFOLIO OF INVESTMENTS (Unaudited)

MARCH 31, 2025

Shares		Cost	Value
Common Stocks (99.85%)
Communication Services (11.18%)
	Interactive Media & Services (11.18%)
108,985	Alphabet, Inc., Cl C	$14,288,334	$17,026,727
57,053	Meta Platforms, Inc., Cl A	17,492,254	32,883,067

Total Communication Services		31,780,588	49,909,794

Consumer Discretionary (8.30%)
	Broadline Retail (6.91%)
161,969	Amazon.com, Inc.[1]	23,545,746	30,816,222

	Restaurants (1.39%)
37,230	Texas Roadhouse, Inc.	6,505,635	6,203,635

Total Consumer Discretionary		30,051,381	37,019,857

Consumer Staples (1.35%)
	Consumer Staples Merchandise Retail (1.35%)
6,349	Costco Wholesale Corp.	3,325,829	6,004,757

Financials (33.54%)
	Asset Management & Custody Banks (5.94%)
94,599	Blackstone, Inc.	10,776,992	13,223,048
253,265	Brookfield Corp., Cl A2	9,805,361	13,273,619

		20,582,353	26,496,667

	Diversified Financial Services (3.43%)
111,830	Apollo Global Management, Inc.	11,700,402	15,314,000

	Financial Exchanges & Data (11.13%)
22,011	CME Group, Inc.	4,356,864	5,839,298
32,029	Moody’s Corp.	11,398,217	14,915,585
16,256	MSCI, Inc.	7,988,861	9,192,768
38,811	S&P Global, Inc.	15,626,793	19,719,869

		39,370,735	49,667,520

	Investment Banking & Brokerage (3.34%)
45,537	LPL Financial Holdings, Inc.	11,981,165	14,896,974

	Property & Casualty Insurance (1.90%)
88,182	Arch Capital Group Ltd.[1,2]	5,523,457	8,481,345
	Transaction & Payment Processing Services (7.80%)
23,590	Mastercard, Incorporated, Cl A	9,517,135	12,930,151
62,415	Visa, Inc., Cl A	15,919,403	21,873,961

		25,436,538	34,804,112

Total Financials		114,594,650	149,660,618

Health Care (8.18%)
	Life Sciences Tools & Services (5.61%)
42,419	Danaher Corp.	9,735,316	8,695,895
4,723	Mettler-Toledo International, Inc.[1]	5,865,802	5,577,438
21,635	Thermo Fisher Scientific, Inc.	11,477,399	10,765,576

		27,078,517	25,038,909

	Managed Health Care (2.57%)
21,890	UnitedHealth Group, Incorporated	10,438,326	11,464,887

Total Health Care		37,516,843	36,503,796

Shares		Cost	Value
Common Stocks (continued)
Industrials (5.44%)
	Aerospace & Defense (5.44%)
63,732	HEICO Corp., Cl A	$9,083,174	$13,445,540
7,844	TransDigm Group, Inc.[1]	10,805,327	10,850,527

Total Industrials		19,888,501	24,296,067

Information Technology (27.93%)
	Application Software (2.67%)
19,432	Intuit, Inc.	10,436,213	11,931,054

	IT Consulting & Other Services (1.25%)
17,902	Accenture plc, Cl A2	5,446,484	5,586,140

	Semiconductors (17.18%)
102,986	Broadcom, Inc.	13,807,221	17,242,946
23,547	Monolithic Power Systems, Inc.	12,784,526	13,656,789
197,480	NVIDIA Corp.	9,448,657	21,402,882
113,945	Taiwan Semiconductor Manufacturing Co., Ltd., ADR[2]	15,262,651	18,914,870
30,401	Texas Instruments, Inc.	5,292,595	5,463,060

		56,595,650	76,680,547

	Systems Software (6.83%)
81,120	Microsoft Corporation	27,945,991	30,451,637

Total Information Technology		100,424,338	124,649,378

Real Estate (3.93%)
	Health Care REITs (1.73%)
50,373	Welltower, Inc.	6,580,377	7,717,647

	Real Estate Services (2.20%)
124,189	CoStar Group, Inc.[1]	10,849,188	9,839,495

Total Real Estate		17,429,565	17,557,142

Total Common Stocks		355,011,695	445,601,409

Principal Amount
Short-Term Investments (0.14%)
$611,948	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2025, 3.85% due 4/1/2025; Proceeds at maturity $612,014; (Fully Collateralized by $619,500 U.S. Treasury Note, 4.25% due 3/15/2027 Market value - $624,362)[3]	611,948	611,948

Total Investments (99.99%)		$355,623,643	446,213,357

Cash and Other Assets Less Liabilities (0.01%)			49,405

Net Assets			$446,262,762

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

14	See Notes to Financial Statements.

March 31, 2025	Baron Investment Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2025

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$3,936,435,264	$5,366,238,407	$3,755,044,755	$1,349,761,933
“Affiliated” investments	—	882,300,000	—	—

Total investments, at value	3,936,435,264	6,248,538,407	3,755,044,755	1,349,761,933
Foreign currency, at value†	—	—	—	—
Cash	—	—	—	—
Dividends and interest receivable	1,378,072	4,441,357	396,213	118,994
Receivable for capital shares sold	1,329,972	1,957,342	3,072,472	1,375,536
Prepaid expenses	44,432	64,830	44,463	17,750
Receivable for securities sold	—	973,782	28,245	—
Miscellaneous receivables	—	—	—	—

	3,939,187,740	6,255,975,718	3,758,586,148	1,351,274,213

Liabilities:
Payable for capital shares redeemed	1,694,806	62,773,246	3,309,667	676,233
Due to custodian bank	988,318	—	—	—
Trustee fees payable (Note 4)	70,119	118,643	72,682	21,910
Professional fees payable	59,594	119,432	77,967	52,506
Investment advisory fees payable (Note 4)	266	156	976	227
Distribution fees payable (Note 4)	60	101	277	164
Payable for securities purchased	—	2,068,028	—	—
Other accrued expenses and other payables	287,418	1,021,390	297,709	110,812

	3,100,581	66,100,996	3,759,278	861,852

Net Assets	$3,936,087,159	$6,189,874,722	$3,754,826,870	$1,350,412,361

Net Assets consist of:
Paid-in capital	$727,949,554	$103,510,295	$1,564,865,446	$674,545,873
Distributable earnings (losses)	3,208,137,605	6,086,364,427	2,189,961,424	675,866,488

Net Assets	$3,936,087,159	$6,189,874,722	$3,754,826,870	$1,350,412,361

Retail Shares:
Net Assets	$2,010,723,284	$1,869,084,701	$1,153,512,716	$601,413,524
Shares Outstanding ($0.01 par value; indefinite shares authorized)	22,697,458	21,793,485	42,008,036	14,503,978

Net Asset Value Per Share	$88.59	$85.76	$27.46	$41.47

Institutional Shares:
Net Assets	$1,803,214,693	$4,119,366,777	$2,338,784,284	$710,557,627
Shares Outstanding ($0.01 par value; indefinite shares authorized)	18,917,134	45,014,909	77,773,869	15,992,848

Net Asset Value Per Share	$95.32	$91.51	$30.07	$44.43

R6 Shares:
Net Assets	$122,149,182	$201,423,244	$262,529,870	$38,441,210
Shares Outstanding ($0.01 par value; indefinite shares authorized)	1,281,957	2,200,997	8,735,070	864,247

Net Asset Value Per Share	$95.28	$91.51	$30.05	$44.48

*Investments in securities, at cost:
Unaffiliated investments	$1,020,878,854	$702,093,411	$1,835,649,431	$712,575,882
“Affiliated” investments	—	165,152,472	—	—

Total investments, at cost	$1,020,878,854	$867,245,883	$1,835,649,431	$712,575,882

†Foreign currency, at cost:	$—	$—	$—	$—

See Notes to Financial Statements.	15

Baron Investment Funds Trust	March 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

MARCH 31, 2025

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$610,347,581	$1,477,162,995	$446,213,357
“Affiliated” investments	—	29,425,410	—

Total investments, at value	610,347,581	1,506,588,405	446,213,357
Foreign currency, at value†	—	178	—
Cash	—	—	19,375
Dividends and interest receivable	64,427	325,435	137,922
Receivable for capital shares sold	300,806	1,389,800	625,153
Prepaid expenses	8,733	18,238	6,509
Receivable for securities sold	—	—	891,795
Miscellaneous Receivables	—	29,621	—

	610,721,547	1,508,351,677	447,894,111

Liabilities:
Payable for capital shares redeemed	392,651	1,329,665	508,231
Due to custodian bank	—	—	—
Trustee fees payable (Note 4)	10,488	23,842	7,324
Professional fees payable	46,146	62,954	53,869
Investment advisory fees payable (Note 4)	77	587	632
Distribution fees payable (Note 4)	646	633	293
Payable for securities purchased	—	—	1,015,730
Other accrued expenses and other payables	60,873	136,156	45,270

	510,881	1,553,837	1,631,349

Net Assets	$610,210,666	$1,506,797,840	$446,262,762

Net Assets consist of:
Paid-in capital	$283,780,028	$1,274,342,834	$364,135,832
Distributable earnings (losses)	326,430,638	232,455,006	82,126,930

Net Assets	$610,210,666	$1,506,797,840	$446,262,762

Retail Shares:
Net Assets	$123,941,822	$143,001,254	$91,456,214
Shares Outstanding ($0.01 par value; indefinite shares authorized)	2,504,604	4,821,849	3,485,607

Net Asset Value Per Share	$49.49	$29.66	$26.24

Institutional Shares:
Net Assets	$453,251,688	$1,313,974,286	$306,313,067
Shares Outstanding ($0.01 par value; indefinite shares authorized)	8,830,698	43,002,368	11,509,946

Net Asset Value Per Share	$51.33	$30.56	$26.61

R6 Shares:
Net Assets	$33,017,156	$49,822,300	$48,493,481
Shares Outstanding ($0.01 par value; indefinite shares authorized)	643,413	1,630,371	1,821,940

Net Asset Value Per Share	$51.32	$30.56	$26.62

*Investments in securities, at cost:
Unaffiliated investments	$310,315,876	$1,163,289,135	$355,623,643
“Affiliated” investments	—	43,484,066	—

Total investments, at cost	$310,315,876	$1,206,773,201	$355,623,643

†Foreign currency, at cost:	$—	$171	$—

16	See Notes to Financial Statements.

March 31, 2025	Baron Investment Funds Trust

STATEMENTS OF OPERATIONS (Unaudited)

FOR THE SIX MONTHS ENDED MARCH 31, 2025

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Investment income(loss):
Income:
Dividends — Unaffiliated investments[1]	$20,043,648	$69,350,484	$14,136,554	$1,750,964
Dividends — “Affiliated” investments	—	16,914,000	—	—
Interest	56,129	11,634	1,232,369	382,272
Securities lending income, net	—	—	—	—

Total income	20,099,777	86,276,118	15,368,923	2,133,236

Expenses:
Investment advisory fees (Note 4)	21,414,629	35,171,517	22,146,753	7,433,310
Distribution fees — Retail Shares (Note 4)	2,716,344	2,583,957	1,671,070	852,645
Shareholder servicing agent fees and expenses — Retail Shares	123,789	95,288	72,401	41,423
Shareholder servicing agent fees and expenses — Institutional Shares	37,188	70,691	47,849	16,246
Shareholder servicing agent fees and expenses — R6 Shares	3,952	6,420	8,756	1,232
Reports to shareholders	331,369	478,481	536,994	82,804
Trustee fees and expenses (Note 4)	147,612	248,039	152,635	49,172
Registration and filing fees	88,825	126,560	79,129	60,248
Professional fees	72,335	110,064	66,496	44,243
Custodian and fund accounting fees	58,814	127,386	100,179	16,622
Insurance expense	45,927	84,676	50,672	12,778
Administration fees	36,103	40,692	35,911	31,570
Line of credit fees	13,377	18,680	13,179	4,879
Miscellaneous expenses	151	50	1,150	49

Total operating expenses	25,090,415	39,162,501	24,983,174	8,647,221

Interest expense on borrowings	103,279	2,973,499	—	—

Total gross expenses	25,193,694	42,136,000	24,983,174	8,647,221
Management fees waived/expenses reimbursed — Retail Shares (Note 4)	—	—	—	—
Management fees waived/expenses reimbursed — Institutional Shares (Note 4)	—	—	—	—
Management fees waived/expenses reimbursed — R6 Shares (Note 4)	—	—	—	—

Total net expenses	25,193,694	42,136,000	24,983,174	8,647,221

Net investment income (loss)	(5,093,917)	44,140,118	(9,614,251)	(6,513,985)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	323,468,571	685,483,141	302,323,567	90,849,309
Net realized gain (loss) on investments sold — “Affiliated” investments	—	22,183,516	—	—
Net realized gain on foreign currency transactions	—	—	63	—
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	(434,014,403)	(1,145,784,744)	(722,846,555)	(109,388,928)
Investments — “Affiliated” investments	—	(64,029,343)	—	—
Foreign currency translations	—	—	—	—

Net gain (loss) on investments	(110,545,832)	(502,147,430)	(420,522,925)	(18,539,619)

Net increase (decrease) in net assets resulting from operations	$(115,639,749)	$(458,007,312)	$(430,137,176)	$(25,053,604)

[1] Net of foreign taxes withheld on dividends of	$—	$—	$27,630	$44,159

See Notes to Financial Statements.	17

Baron Investment Funds Trust	March 31, 2025

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

FOR THE SIX MONTHS ENDED MARCH 31, 2025

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Investment income(loss):
Income:
Dividends — Unaffiliated investments[1]	$502,070	$1,061,585	$2,766,583
Dividends — “Affiliated” investments	—	—	—
Interest	176,080	1,492,351	94,630
Securities lending income, net	—	842,473	—

Total income	678,150	3,396,409	2,861,213

Expenses:
Investment advisory fees (Note 4)	2,492,413	8,049,426	1,573,343
Distribution fees — Retail Shares (Note 4)	180,700	182,423	124,959
Shareholder servicing agent fees and expenses — Retail Shares	17,562	15,663	12,901
Shareholder servicing agent fees and expenses — Institutional Shares	11,848	29,771	11,162
Shareholder servicing agent fees and expenses — R6 Shares	1,081	1,574	1,537
Reports to shareholders	27,511	159,906	26,950
Trustee fees and expenses (Note 4)	25,106	51,718	18,145
Registration and filing fees	45,277	59,897	71,148
Professional fees	33,525	39,394	29,762
Custodian and fund accounting fees	18,588	35,715	9,873
Insurance expense	5,964	15,434	1,976
Administration fees	30,402	31,716	30,199
Line of credit fees	2,294	5,384	2,391
Miscellaneous expenses	2,975	403	57

Total operating expenses	2,895,246	8,678,424	1,914,403

Interest expense on borrowings	1,145	—	—

Total gross expenses	2,896,391	8,678,424	1,914,403
Management fees waived/expenses reimbursed — Retail Shares (Note 4)	(20,353)	—	(26,972)
Management fees waived/expenses reimbursed — Institutional Shares (Note 4)	(21,884)	—	(59,069)
Management fees waived/expenses reimbursed — R6 Shares (Note 4)	(1,866)	—	(9,034)

Total net expenses	2,852,288	8,678,424	1,819,328

Net investment income (loss)	(2,174,138)	(5,282,015)	1,041,885

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	31,608,701	148,951,193	(5,836,478)
Net realized gain (loss) on investments sold — “Affiliated” investments	—	—	—
Net realized gain on foreign currency transactions	—	9,047	—
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	(47,923,275)	(133,443,462)	(14,508,309)
Investments — “Affiliated” investments	—	(17,600,001)	—
Foreign currency translations	—	(525)	—

Net gain (loss) on investments	(16,314,574)	(2,083,748)	(20,344,787)

Net increase (decrease) in net assets resulting from operations	$(18,488,712)	$(7,365,763)	$(19,302,902)

[1] Net of foreign taxes withheld on dividends of	$36,963	$—	$37,345

18	See Notes to Financial Statements.

March 31, 2025	Baron Investment Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Baron Asset Fund		Baron Growth Fund		Baron Small Cap Fund
	For the Six Months Ended March 31, 2025	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(5,093,917)	$(30,956,059)	$44,140,118	$(12,760,137)	$(9,614,251)	$(22,737,900)
Net realized gain (loss)	323,468,571	679,833,914	707,666,657	716,008,474	302,323,630	517,199,047
Change in net unrealized appreciation (depreciation)	(434,014,403)	325,117,110	(1,209,814,087)	396,638,704	(722,846,555)	651,037,962

Increase (decrease) in net assets resulting from operations	(115,639,749)	973,994,965	(458,007,312)	1,099,887,041	(430,137,176)	1,145,499,109

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	(355,665,534)	(73,946,360)	(224,988,355)	(41,022,811)	(164,521,944)	(38,755,055)
Distributable earnings — Institutional Shares	(302,567,839)	(79,328,878)	(491,580,086)	(88,661,863)	(315,704,652)	(84,340,786)
Distributable earnings — R6 Shares	(21,768,312)	(5,142,028)	(23,435,037)	(3,999,572)	(34,776,757)	(6,775,236)

Decrease in net assets from distributions to shareholders	(680,001,685)	(158,417,266)	(740,003,478)	(133,684,246)	(515,003,353)	(129,871,077)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	21,215,295	31,780,614	31,266,480	78,259,525	37,115,199	78,565,005
Proceeds from the sale of shares — Institutional Shares	91,856,179	207,009,263	189,825,886	571,565,680	254,955,625	509,430,635
Proceeds from the sale of shares — R6 Shares	8,703,446	7,640,198	12,741,089	36,445,093	17,280,953	103,330,273
Net asset value of shares issued in reinvestment of distributions — Retail Shares	339,643,419	70,866,434	217,199,876	39,805,050	159,684,409	37,787,177
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	292,027,558	76,786,353	474,049,294	85,850,571	302,512,483	81,972,697
Net asset value of shares issues in reinvestment of distribution — R6 Shares	21,762,420	5,140,882	23,429,255	3,998,659	34,183,652	6,591,551
Cost of shares redeemed — Retail Shares	(175,383,801)	(234,773,898)	(227,405,423)	(397,253,530)	(124,408,867)	(217,736,338)
Cost of shares redeemed — Institutional Shares	(279,223,582)	(869,154,410)	(880,922,624)	(1,187,961,377)	(459,445,327)	(1,249,554,672)
Cost of shares redeemed — R6 Shares	(29,996,502)	(40,136,256)	(39,035,676)	(54,765,256)	(37,485,284)	(65,585,348)

Increase (decrease) in net assets derived from capital share transactions	290,604,432	(744,840,820)	(198,851,843)	(824,055,585)	184,392,843	(715,199,020)

Net increase (decrease) in net assets	(505,037,002)	70,736,879	(1,396,862,633)	142,147,210	(760,747,686)	300,429,012

Net Assets:
Beginning of period	4,441,124,161	4,370,387,282	7,586,737,355	7,444,590,145	4,515,574,556	4,215,145,544

End of period	$3,936,087,159	$4,441,124,161	$6,189,874,722	$7,586,737,355	$3,754,826,870	$4,515,574,556

Capital share transactions — Retail Shares
Shares sold	217,265	322,765	333,170	827,385	1,137,868	2,536,098
Shares issued in reinvestment of distributions	3,608,621	763,318	2,377,146	439,398	5,096,853	1,344,261
Shares redeemed	(1,804,213)	(2,381,963)	(2,426,419)	(4,183,033)	(3,903,977)	(6,990,560)

Net increase (decrease)	2,021,673	(1,295,880)	283,897	(2,916,250)	2,330,744	(3,110,201)

Capital share transactions — Institutional Shares
Shares sold	880,851	2,007,922	1,913,972	5,718,529	7,287,814	15,110,741
Shares issued in reinvestment of distributions	2,885,648	779,874	4,865,537	897,080	8,824,752	2,699,134
Shares redeemed	(2,663,105)	(8,350,682)	(8,957,698)	(11,842,653)	(13,744,814)	(36,745,876)

Net increase (decrease)	1,103,394	(5,562,886)	(2,178,189)	(5,227,044)	2,367,752	(18,936,001)

Capital share transactions — R6 Shares
Shares sold	87,398	73,365	127,653	363,020	485,611	3,131,041
Shares issued in reinvestment of distributions	215,129	52,229	240,473	41,779	997,771	217,185
Shares redeemed	(294,926)	(384,514)	(394,873)	(539,997)	(1,073,305)	(1,924,260)

Net increase (decrease)	7,601	(258,920)	(26,747)	(135,198)	410,077	1,423,966

See Notes to Financial Statements.	19

Baron Investment Funds Trust	March 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Opportunity Fund		Baron Fifth Avenue Fund
	For the Six Months Ended March 31, 2025	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(6,513,985)	$(10,663,341)	$(2,174,138)	$(3,660,342)
Net realized gain (loss)	90,849,309	138,663,437	31,608,701	26,224,690
Change in net unrealized appreciation (depreciation)	(109,388,928)	301,160,261	(47,923,275)	179,924,804

Increase (decrease) in net assets resulting from operations	(25,053,604)	429,160,357	(18,488,712)	202,489,152

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	(33,106,290)	—	(1,154,226)	—
Distributable earnings — Institutional Shares	(33,977,048)	—	(4,105,039)	—
Distributable earnings — R6 Shares	(1,975,395)	—	(290,941)	—

Decrease in net assets from distributions to shareholders	(69,058,733)	—	(5,550,206)	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	29,851,036	42,251,625	7,226,107	20,902,330
Proceeds from the sale of shares — Institutional Shares	122,296,626	157,109,027	41,973,545	57,534,846
Proceeds from the sale of shares — R6 Shares	296,709	1,260,278	113,214	84,369
Net asset value of shares issued in reinvestment of distributions — Retail Shares	31,108,486	—	1,091,994	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	33,683,823	—	3,963,875	—
Net asset value of shares issues in reinvestment of distribution — R6 Shares	996,441	—	290,941	—
Cost of shares redeemed — Retail Shares	(55,821,745)	(109,564,129)	(11,406,166)	(33,471,984)
Cost of shares redeemed — Institutional Shares	(73,353,714)	(160,975,168)	(45,054,721)	(70,486,069)
Cost of shares redeemed — R6 Shares	(710,950)	(2,429,930)	(359,686)	(2,073,979)

Increase (decrease) in net assets derived from capital share transactions	88,346,712	(72,348,297)	(2,160,897)	(27,510,487)

Net increase (decrease) in net assets	(5,765,625)	356,812,060	(26,199,815)	174,978,665

Net Assets:
Beginning of period	1,356,177,986	999,365,926	636,410,481	461,431,816

End of period	$1,350,412,361	$1,356,177,986	$610,210,666	$636,410,481

Capital share transactions — Retail Shares
Shares sold	626,471	1,126,366	125,915	471,463
Shares issued in reinvestment of distributions	629,344	—	17,946	—
Shares redeemed	(1,188,905)	(2,909,941)	(201,906)	(796,143)

Net increase (decrease)	66,910	(1,783,575)	(58,045)	(324,680)

Capital share transactions — Institutional Shares
Shares sold	2,400,897	3,974,638	743,510	1,254,621
Shares issued in reinvestment of distributions	636,505	—	62,849	—
Shares redeemed	(1,466,029)	(4,051,867)	(765,426)	(1,496,719)

Net increase (decrease)	1,571,373	(77,229)	40,933	(242,098)

Capital share transactions — R6 Shares
Shares sold	5,886	30,556	1,991	1,763
Shares issued in reinvestment of distributions	18,808	—	4,615	—
Shares redeemed	(14,207)	(56,789)	(5,860)	(49,891)

Net increase (decrease)	10,487	(26,233)	746	(48,128)

20	See Notes to Financial Statements.

March 31, 2025	Baron Investment Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Discovery Fund		Baron Durable Advantage Fund
	For the Six Months Ended March 31, 2025	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(5,282,015)	$(9,132,012)	$1,041,885	$392,267
Net realized gain (loss)	148,960,240	2,782,172	(5,836,478)	(848,317)
Change in net unrealized appreciation (depreciation)	(151,043,988)	292,365,365	(14,508,309)	89,645,366

Increase (decrease) in net assets resulting from operations	(7,365,763)	286,015,525	(19,302,902)	89,189,316

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	—	—	(7,692)	(651)
Distributable earnings — Institutional Shares	—	—	(744,804)	(118,011)
Distributable earnings — R6 Shares	—	—	(123,766)	(5,854)

Decrease in net assets from distributions to shareholders	—	—	(876,262)	(124,516)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	33,026,908	17,486,614	23,508,997	97,210,294
Proceeds from the sale of shares — Institutional Shares	156,461,025	301,220,073	40,483,021	225,807,783
Proceeds from the sale of shares — R6 Shares	5,432,541	12,217,147	4,915,693	44,251,702
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	—	7,653	649
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	—	725,260	118,005
Net asset value of shares issues in reinvestment of distribution — R6 Shares	—	—	113,920	2,446
Cost of shares redeemed — Retail Shares	(22,321,738)	(41,181,229)	(26,791,569)	(34,676,302)
Cost of shares redeemed — Institutional Shares	(153,131,078)	(332,987,536)	(40,545,500)	(47,511,910)
Cost of shares redeemed — R6 Shares	(8,857,612)	(15,927,235)	(8,240,684)	(2,211,885)

Increase (decrease) in net assets derived from capital share transactions	10,610,046	(59,172,166)	(5,823,209)	282,990,782

Net increase (decrease) in net assets	3,244,283	226,843,359	(26,002,373)	372,055,582

Net Assets:
Beginning of period	1,503,553,557	1,276,710,198	472,265,135	100,209,553

End of period	$1,506,797,840	$1,503,553,557	$446,262,762	$472,265,135

Capital share transactions — Retail Shares
Shares sold	998,913	653,721	830,046	4,154,036
Shares issued in reinvestment of distributions	—	—	263	31
Shares redeemed	(697,332)	(1,552,580)	(951,799)	(1,397,826)

Net increase (decrease)	301,581	(898,859)	(121,490)	2,756,241

Capital share transactions — Institutional Shares
Shares sold	4,742,278	11,045,446	1,407,460	9,403,043
Shares issued in reinvestment of distributions	—	—	24,552	5,458
Shares redeemed	(4,631,686)	(12,255,532)	(1,423,136)	(1,875,530)

Net increase (decrease)	110,592	(1,210,086)	8,876	7,532,971

Capital share transactions — R6 Shares
Shares sold	162,661	442,635	171,863	1,761,963
Shares issued in reinvestment of distributions	—	—	3,856	113
Shares redeemed	(270,322)	(568,276)	(282,679)	(82,425)

Net increase (decrease)	(107,661)	(125,641)	(106,960)	1,679,651

See Notes to Financial Statements.	21

Baron Investment Funds Trust	March 31, 2025

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Investment Funds Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers seven series (individually, a Fund and collectively, the Funds): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Each Fund is diversified. The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets less all liabilities, of the Fund represented by such class, by the total number of Fund shares of such class outstanding.

b) Security Valuation.  Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the Adviser) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security,

March 31, 2025	Baron Investment Funds Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Securities Transactions and Investment Income.  Fund securities transactions are accounted for on trade date. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Dividend income (net of withholding taxes, if any) is recognized on the ex-dividend date, except in the case of certain dividends from foreign securities which are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Non-cash dividends received in the form of stock are recognized and recorded at fair value as non-cash dividend income.

Distributions received from certain investments such as real estate investment trusts (REITs) may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. Since the classification of such payments are generally not known until after the end of the calendar year, the Funds estimate the expected classification of such payments based upon available information which may include the previous year’s allocation. Recharacterizations will be reflected in the following year as additional information becomes available from the issuers. The Funds record as dividend income the amounts characterized as ordinary income and as realized gain the amounts characterized as capital gain in the accompanying Statements of Operations. The amounts characterized as a return of capital are reflected as a reduction of cost of the related investment in the accompanying Portfolios of Investments.

d) Expense Allocation.  The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses of the Trust and Baron Select Funds (collectively, the Fund Complex), not directly chargeable to one or more specific Baron Funds are typically allocated among the funds in the Fund Complex in proportion to their respective net assets. The Funds accrue distribution and service (12b-1) fees to Retail Shares.

e) Use of Estimates.  The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates.

f) Foreign Currency Translations.  The accounting records of the Funds are maintained in U.S. dollars. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized and change in net unrealized gain or loss on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included with the net realized and change in net unrealized gain or loss from investments and foreign currency translations on the Statements of Operations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

g) Securities Lending.  The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at March 31, 2025.

h) Repurchase Agreements.  The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by GAAP for the Funds’ investments in repurchase agreements at March 31, 2025, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Portfolio of Investments.

i) Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

Baron Investment Funds Trust	March 31, 2025

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

The Funds are subject to foreign tax on capital gains and withholding taxes on income from foreign investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which they invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

The Funds attempt to qualify for reduced tax rates or exemptions in countries with which the United States has a tax treaty and may file withholding tax reclaims in certain countries to recover portions of amounts previously withheld.

Further, as a result of several court cases across the European Union, the Funds may also file tax reclaims for previously withheld taxes in those countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities, as well as several related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded as a reduction of foreign taxes withheld on dividends, or as dividend income to the extent such claims exceed the foreign taxes withheld on dividends included within dividend income on the Statements of Operations. Such amounts, if and when recorded, could result in an increase in the respective Funds’ NAV per share and, if material, would be reported separately in the Statements of Operations.

j) Restricted Securities. The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board. Refer to Note 6 for additional information.

k) Distributions to Shareholders. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, foreign capital gains tax, late-year loss deferral, post-October loss deferral, and wash sale loss deferral. Income dividends are normally declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Funds, if not distributed. The Funds intend to declare and distribute these amounts, at least annually, to shareholders, but may distribute more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

l) Commitments and Contingencies. In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

m) Segment Reporting. In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations. The Adviser’s Management Committee acts as each Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, as described in its respective prospectus, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Financial Statements.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term securities, for the six months ended March 31, 2025 were as follows:

Fund	Purchases	Sales
Baron Asset Fund	$72,421,756	$467,252,019
Baron Growth Fund	34,121,237	902,281,945
Baron Small Cap Fund	291,223,625	578,233,552
Baron Opportunity Fund	290,944,397	270,205,934
Baron Fifth Avenue Growth Fund	77,018,791	69,976,664
Baron Discovery Fund	317,039,459	389,000,744
Baron Durable Advantage Fund	41,664,395	32,363,369

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees. The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (BCG), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee accrued daily as a percentage of each Fund’s average daily net assets and payable monthly, at an annual rate set forth below.

Fund	Annual Rate
Baron Asset Fund	1.00%
Baron Growth Fund	1.00%
Baron Small Cap Fund	1.00%
Baron Opportunity Fund	1.00%
Baron Fifth Avenue Growth Fund	0.70%
Baron Discovery Fund	1.00%
Baron Durable Advantage Fund	0.65%

March 31, 2025	Baron Investment Funds Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

The Adviser has contractually agreed to waive its fee or reimburse Fund expenses to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expenses) pursuant to a contract expiring on August 29, 2035, unless renewed for another 11-year term as follows:

	Annual Operating Expense Ratio Cap

Fund	Retail Shares	Institutional Shares	R6 Shares
Baron Opportunity Fund	1.50%	1.25%	1.24%
Baron Fifth Avenue Growth Fund	1.00%	0.75%	0.75%
Baron Discovery Fund	1.35%	1.10%	1.09%
Baron Durable Advantage Fund	0.95%	0.70%	0.70%

During the six months ended March 31, 2025, the Adviser waived its management fees and reimbursed other expenses, if applicable, as follows:

	Retail Shares		Institutional Shares		R6 Shares

Fund	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
Baron Fifth Avenue Growth Fund	$20,353	$—	$21,884	$—	$1,866	$—
Baron Durable Advantage Fund	26,972	—	59,069	—	9,034	—

The aforementioned fee waivers and reimbursements, if applicable, are not subject to recoupment by the Adviser.

b) Distribution Fees.  Baron Capital, Inc. (BCI), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Funds’ shares. The Funds are authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

c) Trustee Fees.  Certain Trustees of the Trust are officers of the Adviser and received no direct renumeration in such capacity from the Fund Complex. The Fund Complex pays each Independent Trustee (an Independent Trustee is a Trustee who is not an interested person (as defined in the 1940 Act) of the Fund Complex) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Board. Specifically, each Independent Trustee receives an annual base compensation of $215,000 with the lead Independent Trustee receiving an additional $25,000. An additional $60,000 per annum is paid to each Independent Trustee for attendance at the quarterly meetings of the Board. Each member of the Audit Committee receives an additional $12,500 in annual compensation with the Audit Committee Chairperson receiving an additional $12,500.

d) Custody, Fund Accounting and Administration Fees.  The Funds have entered into an agreement with State Street Bank and Trust Company (State Street) to perform custody, accounting and certain administrative services.

e) Cross Trades.  The Funds are permitted to purchase securities from, or sell securities to, other Funds within the Trust, the funds in Baron Select Funds, and other entities advised or subadvised by the Adviser, pursuant to “Cross-Trading Procedures” adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Baron Fund from or to another fund/other entity that is or could be considered an affiliate of a Fund under certain limited circumstances by virtue of having a common investment adviser, common officers, or common trustees complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price and with no commissions. Pursuant to these procedures, for the six months ended March 31, 2025, the Funds engaged in the following cross trades:

	Purchases	Sales	Net Realized Gains (Losses)
Baron Growth Fund	$—	$(6,436,363)	$4,650,961
Baron Small Cap Fund	5,432,500	—	—

f) Ownership Concentration. As of March 31, 2025, the officers, Trustees, and portfolio managers owned, directly or indirectly, 10.5% of Baron Fifth Avenue Growth Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to Baron Fifth Avenue Growth Fund shareholders.

Baron Investment Funds Trust	March 31, 2025

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

g) Transactions in “Affiliated” Companies1

BARON GROWTH FUND

Name of Issuer	Shares Held at September 30, 2024	Value at September 30, 2024	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains (Losses)	Dividend Income	Shares Held at March 31, 2025	Value at March 31, 2025	% of Net Assets at March 31, 2025
“Affiliated” Company as of March 31, 2025:
Choice Hotels International, Inc.	3,000,000	$390,900,000	$—	$—	$7,440,000	$—	$1,725,000	3,000,000	$398,340,000	6.44%
Iridium Communications, Inc.	6,971,000	212,266,950	—	27,601,123	(42,929,343)	22,183,516	1,869,000	6,000,000	163,920,000	2.65%
Vail Resorts, Inc.	2,000,000	348,580,000	—	—	(28,540,000)	—	13,320,000	2,000,000	320,040,000	5.17%

		$951,746,950	$—	$27,601,123	$(64,029,343)	$22,183,516	$16,914,000		$882,300,000

BARON DISCOVERY FUND

Name of Issuer	Shares Held at September 30, 2024	Value at September 30, 2024	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains (Losses)	Dividend Income	Shares Held at March 31, 2025	Value at March 31, 2025	% of Net Assets at March 31, 2025
“Affiliated” Company as of March 31, 2025:
Montrose Environmental Group, Inc.	938,493	$24,682,366	$22,343,045	$—	$(17,600,001)	$—	$—	2,063,493	$29,425,410	1.95%

[1]

An “Affiliated” company (affiliated person as defined in the 1940 Act) is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the six months ended March 31, 2025.

5. LINE OF CREDIT

The Fund Complex (except Baron Partners Fund), participates in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $200 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $200 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the Overnight Bank Funding Rate (OBFR) plus 0.10% or the Federal Funds Effective Rate plus 0.10%; plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets.

During the six months ended March 31, 2025, the following Funds had borrowings under the line of credit as follows:

Fund	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowing Outstanding	Outstanding Balance as of 3/31/2025
Baron Asset Fund	$8.9 million	$28.2 million	5.66%	75	$—
Baron Growth Fund	$114.9 million	$199.4 million	5.62%	168	$—
Baron Fifth Avenue Fund	$1.1 million	$2.6 million	6.53%	6	$—

*	For the days borrowings were outstanding.

The Adviser believes that the fair value of the liabilities under each line of credit is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates over time. A Fund’s outstanding balance under the line of credit, if any, would be categorized as Level 2 in the fair value hierarchy, which is further discussed in Note 7.

6. RESTRICTED SECURITIES

At March 31, 2025, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of SEC Rule 22e-4 (the Liquidity Rule) governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.

March 31, 2025	Baron Investment Funds Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6. RESTRICTED SECURITIES (Continued)

At March 31, 2025, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	1/25/2023	$30,032,530
StubHub Holdings, Inc.	12/22/2021	53,513,600

Private Preferred Stocks
Space Exploration Technologies Corp.	8/4/2020	178,151,300
X.AI Holdings Corp.	6/11/2024	122,172,077

Total Restricted Securities		$383,869,507

(Cost $128,500,521)† (9.75% of Net Assets)

	Baron Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020	$785,437

Private Convertible Preferred Stocks
Northvolt AB	9/21/2020	—

Total Restricted Securities		$785,437

(Cost $25,674,990)† ( 0.01% of Net Assets)

	Baron Opportunity Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020	$338,645
GM Cruise Holdings LLC	5/19/2022	3,571
Space Exploration Technologies Corp.	3/25/2021	35,328,340
X.AI Holdings Corp.	5/4/2022	5,075,000

Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020-9/28/2023	2,766,001

Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	266,956
Space Exploration Technologies Corp.	8/4/2020	34,260,150
X.AI Holdings Corp.	11/22/2024	16,886,808

Total Restricted Securities		$94,925,471

(Cost $51,003,866)† (7.03% of Net Assets)

	Baron Fifth Avenue Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	$9,910,450

Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	133,288
X.AI Holdings Corp.	11/22/2024	5,910,363

Total Restricted Securities		$15,954,101

(Cost $9,512,065)† (2.61% of Net Assets)

†	See Portfolios of Investments for cost of individual securities.

Baron Investment Funds Trust	March 31, 2025

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,552,565,757	$—	$—	$3,552,565,757
Private Common Stocks†	—	—	83,546,130	83,546,130
Private Preferred Stocks†	—	—	300,323,377	300,323,377

Total Investments	$3,552,565,757	$—	$383,869,507	$3,936,435,264

	Baron Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)[1]	Total
Common Stocks†	$6,235,065,634	$—	$—	$6,235,065,634
Private Common Stocks	—	—	785,437	785,437
Private Convertible Preferred Stocks	—	—	—	—
Short-Term Investments	—	12,687,336	—	12,687,336

Total Investments	$6,235,065,634	$12,687,336	$785,437	$6,248,538,407

†	See Portfolios of Investments for additional detailed categorizations.
[1]

The reconciliation between beginning and ending balances of Level 3 securities in which significant unobservable valuation inputs were used in determining fair value is not presented as Level 3 assets were not significant to the Fund.

March 31, 2025	Baron Investment Funds Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,731,392,002	$—	$—	$3,731,392,002
Short-Term Investments	—	23,652,753	—	23,652,753

Total Investments	$3,731,392,002	$23,652,753	$—	$3,755,044,755

	Baron Opportunity Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,251,179,828	$—	$—	$1,251,179,828
Private Common Stocks†	—	—	40,745,556	40,745,556
Private Convertible Preferred Stocks	—	—	2,766,001	2,766,001
Private Preferred Stocks†	—	—	51,413,914	51,413,914
Short-Term Investments	—	3,656,634	—	3,656,634

Total Investments	$1,251,179,828	$3,656,634	$94,925,471	$1,349,761,933

	Baron Fifth Avenue Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$580,596,011	$12,668,552	$—	$593,264,563
Private Common Stocks	—	—	9,910,450	9,910,450
Private Preferred Stocks†	—	—	6,043,651	6,043,651
Short-Term Investments	—	1,128,917	—	1,128,917

Total Investments	$580,596,011	$13,797,469	$15,954,101	$610,347,581

	Baron Discovery Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,400,467,324	$—	$—	$1,400,467,324
Short-Term Investments	—	106,121,081	—	106,121,081

Total Investments	$1,400,467,324	$106,121,081	$—	$1,506,588,405

†	See Portfolios of Investments for additional detailed categorizations.

Baron Investment Funds Trust	March 31, 2025

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Durable Advantage Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$445,601,409	$—	$—	$445,601,409
Short-Term Investments	—	611,948	—	611,948

Total Investments	$445,601,409	$611,948	$—	$446,213,357

†	See Portfolios of Investments for additional detailed categorizations.

The following is a reconciliation of significant Level 3 investments in which unobservable inputs were used in determining fair value:

	Baron Asset Fund

Investments in Securities	Balance as of September 30, 2024	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2025
Private Common Stocks
Communication Services	$49,136,473	$—	$—	$4,377,127	$—	$—	$—	$—	$53,513,600	$4,377,127
Industrials	18,181,856	—	—	11,850,674	—	—	—	—	30,032,530	11,850,674

Private Preferred Stocks
Communication Services*	39,999,993	—	—	82,172,084	—	—	—	—	122,172,077	82,172,084
Industrials	107,853,760			70,297,540					178,151,300	70,297,540

Total	$215,172,082	$—	$—	$168,697,425	$—	$—	$—	$—	$383,869,507	$168,697,425

	Baron Opportunity Fund

Investments in Securities	Balance as of September 30, 2024	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2025
Private Common Stocks
Communication Services	$1,366,000	$—	$—	$3,709,000	$—	$—	$—	$—	$5,075,000	$3,709,000
Industrials	15,359,918	—	—	9,972,003	9,999,990	—	—	—	35,331,911	9,972,003
Materials	338,645	—	—	—	—	—	—	—	338,645	—

Private Convertible Preferred Stocks
Materials	2,766,001	—	—	—	—	—	—	—	2,766,001	—

Private Preferred Stocks
Communication Services	—	—	—	6,886,825	9,999,983	—	—	—	16,886,808	6,886,825
Industrials	22,684,719	—	—	11,842,387	—	—	—	—	34,527,106	11,842,387

Total	$42,515,283	$—	$—	$32,410,215	$19,999,973	$—	$—	$—	$94,925,471	$32,410,215

*	Sector reclassification due to X.AI Holdings Corp. merger on March 28, 2025.

March 31, 2025	Baron Investment Funds Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Fifth Avenue Growth Fund

Investments in Securities	Balance as of September 30, 2024	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2025
Private Common Stocks
Industrials	$5,999,840	$—	$—	$3,910,610	$—	$—	$—	$—	$9,910,450	$3,910,610

Private Preferred Stocks
Communication Services	—	—	—	2,410,381	3,499,982	—	—	—	5,910,363	2,410,381
Industrials	970,337	—	—	(837,049)		—	—	—	133,288	(837,049)

Total	$6,970,177	$—	$—	$5,483,942	$3,499,982	$—	$—	$—	$15,954,101	$5,483,942

Unobservable valuation inputs developed by the Adviser for significant Level 3 investments as of March 31, 2025 were as follows:

Baron Asset Fund

Sector	Fair Value as of March 31, 2025	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2025	Range used on March 31, 2025*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Communication Services	$53,513,600	Combination of valuation using discounted cash flows, current value via comparable companies, and option-pricing methods	Weighted average cost of capital	10.50%	N/A	Decrease
			Change in the composite equity index of comparable companies	(0.94)%	N/A	Increase
			Discount for lack of marketability	6.11%	N/A	Decrease
			Estimated volatility of the returns of equity[1]	34.97%	N/A	Decrease
Private Common Stocks: Industrials	$30,032,530	Observed transaction	Observed transaction price	$185.00	N/A	Increase
Private Preferred Stocks: Communication Services	$122,172,077	Observed transaction	Observed transaction price	$36.56	N/A	Increase
Private Preferred Stocks: Industrials	$178,151,300	Observed transaction	Observed transaction price	$1,850.00	N/A	Increase

See footnotes on page 33.

Baron Investment Funds Trust	March 31, 2025

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

Baron Opportunity Fund

Sector	Fair Value as of March 31, 2025	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2025	Range used on March 31, 2025*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Communication Services	$5,075,000	Observed transaction	Observed transaction price	$36.56	N/A	Increase
Private Common Stocks: Industrials	$35,328,340	Observed transaction	Observed transaction price	$185.00	N/A	Increase
Private Preferred Stocks: Industrials	$34,260,150	Observed transaction	Observed transaction price	$1,850.00	N/A	Increase
Private Common Stocks: Industrials	$3,571	Recent offer	Bid price	$1.00	N/A	Increase
Private Preferred Stocks: Industrials	$266,956	Recent offer	Bid price	$1.00	N/A	Increase
Private Common Stocks: Materials	$338,645	Scenario analysis	Projected IPO valuation	$900 million	N/A	Increase
			Probability for IPO outcome	50.00%	N/A	Increase
			Discount in the event of liquidation outcome	100.00%	N/A	Decrease
Private Convertible Preferred Stocks: Materials	$2,766,001	Scenario analysis	Projected IPO valuation	$900 million	N/A	Increase
			Probability for IPO outcome	50.00%	N/A	Increase
Private Preferred Stocks: Communication Services	$16,886,808	Observed transaction	Observed transaction price	$36.56	N/A	Increase

See footnotes on page 33.

March 31, 2025	Baron Investment Funds Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

Baron Fifth Avenue Growth Fund

Sector	Fair Value as of March 31, 2025	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2025	Range used on March 31, 2025*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Industrials	$9,310,450	Observed transaction	Observed transaction price	$185.00	N/A	Increase
Private Preferred Stocks: Communication Services	$5,910,363	Observed transaction	Observed transaction price	$36.56	N/A	Increase
Private Preferred Stocks: Industrials	$133,288	Recent offer	Bid price	$1.00	N/A	Increase

[1]	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.
*	N/A indicates that the range used is not applicable as unobservable inputs are disclosed at the security level.
**

Represents the directional change in the fair value of Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) may differ for financial statement and tax purposes due to differing treatments of net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, income from passive foreign investment companies, foreign capital gains tax, late year loss deferral, post-October loss deferral, and wash sale loss deferral. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

As of March 31, 2025, the Funds’ cost of investments and gross unrealized appreciation (depreciation) for U.S. federal income tax purposes were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Cost of investments	$1,020,878,854	$867,245,883	$1,835,649,431	$712,575,882

Gross tax unrealized appreciation	2,929,591,923	5,461,115,041	2,052,171,183	683,304,939
Gross tax unrealized depreciation	(14,035,513)	(79,822,517)	(132,775,859)	(46,118,888)

Net tax unrealized appreciation (depreciation)	$2,915,556,410	$5,381,292,524	$1,919,395,324	$637,186,051

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$310,315,876	$1,206,773,201	$355,623,643

Gross tax unrealized appreciation	310,784,326	383,565,999	93,941,016
Gross tax unrealized depreciation	(10,752,621)	(83,750,795)	(3,351,302)

Net tax unrealized appreciation (depreciation)	$300,031,705	$299,815,204	$90,589,714

Baron Investment Funds Trust	March 31, 2025

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

As of September 30, 2024 the Funds had capital loss carryforwards as follows:

	Baron Asset Fund		Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Short-Term		$—	$—	$—	$—

Long-Term	$		$—	$—	$—

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Short-Term	$—	$69,974,699	$2,969,080

Long-Term	$—	$132,762,376	$96,877

The estimated tax character of distributions paid during the six months ended March 31, 2025 and the year ended September 30, 2024 was as follows:

	Six Months Ended March 31, 2025		Year Ended September 30, 2024

Fund	Ordinary[1]	Long-Term Capital Gain	Ordinary[1]	Long-Term Capital Gain
Baron Asset Fund	$—	$680,001,685	$—	$158,417,266
Baron Growth Fund	—	740,003,478	—	133,684,246
Baron Small Cap Fund	—	515,003,353	—	129,871,077
Baron Opportunity Fund	—	69,058,733	—	—
Baron Fifth Avenue Growth Fund	—	5,550,206	—	—
Baron Discovery Fund	—	—	—	—
Baron Durable Advantage Fund	876,262	—	124,516	—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

GAAP sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50% likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At March 31, 2025, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

9. SUBSEQUENT EVENTS

Management has evaluated events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements and has determined that there were no subsequent events that required adjustment to or disclosure in the financial statements.

March 31, 2025	Baron Investment Funds Trust

FINANCIAL HIGHLIGHTS (Unaudited)

BARON ASSET FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2025	108.42	(0.18)	(2.10)	(2.28)	0.00	(17.55)	(17.55)	88.59	(3.05)[3]	1.30	[4,5]	(0.36)[4]	2,010.7	2	[3]

Year Ended September 30,

2024	90.44	(0.83)	22.22	21.39	0.00	(3.41)	(3.41)	108.42	24.29	1.29		(0.84)	2,241.6	4

2023	77.43	(0.72)	13.73	13.01	0.00	0.00	0.00	90.44	16.80	1.30		(0.80)	1,987.1	5

2022	120.59	(0.90)	(33.27)	(34.17)	0.00	(8.99)	(8.99)	77.43	(30.79)	1.29		(0.91)	1,824.8	5

2021	99.64	(1.16)	25.50	24.34	0.00	(3.39)	(3.39)	120.59	24.96	1.29	[5]	(1.02)	2,871.7	10

2020	82.28	(0.72)	19.58	18.86	0.00	(1.50)	(1.50)	99.64	23.22	1.31		(0.82)	2,498.6	9

INSTITUTIONAL SHARES

Six Months Ended March 31,

2025	115.23	(0.06)	(2.30)	(2.36)	0.00	(17.55)	(17.55)	95.32	(2.93)[3]	1.05	[4,5]	(0.11)[4]	1,803.2	2	[3]

Year Ended September 30,

2024	95.68	(0.60)	23.56	22.96	0.00	(3.41)	(3.41)	115.23	24.61	1.04		(0.58)	2,052.7	4

2023	81.71	(0.52)	14.49	13.97	0.00	0.00	0.00	95.68	17.10	1.05		(0.54)	2,236.6	5

2022	126.47	(0.68)	(35.09)	(35.77)	0.00	(8.99)	(8.99)	81.71	(30.61)	1.04		(0.65)	1,968.9	5

2021	104.08	(0.91)	26.69	25.78	0.00	(3.39)	(3.39)	126.47	25.29	1.03	[5]	(0.76)	3,108.2	10

2020	85.67	(0.52)	20.43	19.91	0.00	(1.50)	(1.50)	104.08	23.53	1.05		(0.57)	2,505.4	9

R6 SHARES

Six Months Ended March 31,

2025	115.19	(0.05)	(2.31)	(2.36)	0.00	(17.55)	(17.55)	95.28	(2.93)[3]	1.05	[4,5]	(0.10)[4]	122.1	2	[3]

Year Ended September 30,

2024	95.65	(0.60)	23.55	22.95	0.00	(3.41)	(3.41)	115.19	24.61	1.04		(0.58)	146.8	4

2023	81.70	(0.52)	14.47	13.95	0.00	0.00	0.00	95.65	17.07	1.05		(0.55)	146.7	5

2022	126.45	(0.67)	(35.09)	(35.76)	0.00	(8.99)	(8.99)	81.70	(30.61)	1.04		(0.65)	132.5	5

2021	104.07	(0.91)	26.68	25.77	0.00	(3.39)	(3.39)	126.45	25.28	1.04	[5]	(0.76)	185.8	10

2020	85.65	(0.52)	20.44	19.92	0.00	(1.50)	(1.50)	104.07	23.55	1.05		(0.57)	147.3	9

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distribution, if any.
[3]	Not Annualized.
[4]	Annualized
[5]	Interest expense rounds to less than 0.01%.

See Notes to Financial Statements.	35

Baron Investment Funds Trust	March 31, 2025

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON GROWTH FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2025	102.76	0.51	(6.71)	(6.20)	0.00	(10.80)	(10.80)	85.76	(6.68)[3]	1.38	[4,5]	1.07 [4]	1,869.1	0	[3,10]

Year Ended September 30,

2024	90.55	(0.33)	14.24	13.91	0.00	(1.70)	(1.70)	102.76	15.62	1.34	[6]	(0.35)	2,210.3	0	[10]

2023	80.38	(0.22)	15.52	15.30	0.00	(5.13)	(5.13)	90.55	19.17	1.30	[7]	(0.24)	2,211.7	2

2022	117.64	(0.35)	(27.94)	(28.29)	0.00	(8.97)	(8.97)	80.38	(26.31)	1.30	[7]	(0.36)	2,015.6	0	[10]

2021	90.65	(0.81)	32.65	31.84	0.00	(4.85)	(4.85)	117.64	36.19 [9]	1.29	[8]	(0.75)	3,041.4	1

2020	78.95	(0.35)	15.10	14.75	0.00	(3.05)	(3.05)	90.65	19.08	1.30	[8]	(0.44)	2,535.3	2

INSTITUTIONAL SHARES

Six Months Ended March 31,

2025	108.79	0.67	(7.15)	(6.48)	0.00	(10.80)	(10.80)	91.51	(6.56)[3]	1.12	[4,5]	1.33 [4]	4,119.4	0	[3,10]

Year Ended September 30,

2024	95.52	(0.10)	15.07	14.97	0.00	(1.70)	(1.70)	108.79	15.92	1.08	[6]	(0.09)	5,134.0	0	[10]

2023	84.34	0.01	16.30	16.31	0.00	(5.13)	(5.13)	95.52	19.48	1.05	[7]	0.01	5,007.2	2

2022	122.73	(0.10)	(29.32)	(29.42)	0.00	(8.97)	(8.97)	84.34	(26.12)	1.04	[7]	(0.10)	4,073.5	0	[10]

2021	94.15	(0.56)	33.99	33.43	0.00	(4.85)	(4.85)	122.73	36.55 [9]	1.03	[8]	(0.50)	5,934.8	1

2020	81.69	(0.16)	15.67	15.51	0.00	(3.05)	(3.05)	94.15	19.38	1.04	[8]	(0.20)	4,608.4	2

R6 SHARES

Six Months Ended March 31,

2025	108.79	0.67	(7.15)	(6.48)	0.00	(10.80)	(10.80)	91.51	(6.56)[3]	1.13	[4,5]	1.33 [4]	201.4	0	[3,10]

Year Ended September 30,

2024	95.53	(0.10)	15.06	14.96	0.00	(1.70)	(1.70)	108.79	15.91	1.09	[6]	(0.10)	242.4	0	[10]

2023	84.35	0.01	16.30	16.31	0.00	(5.13)	(5.13)	95.53	19.48	1.05	[7]	0.01	225.7	2

2022	122.75	(0.11)	(29.32)	(29.43)	0.00	(8.97)	(8.97)	84.35	(26.13)	1.04	[7]	(0.10)	169.1	0	[10]

2021	94.16	(0.56)	34.00	33.44	0.00	(4.85)	(4.85)	122.75	36.56 [9]	1.03	[8]	(0.50)	225.8	1

2020	81.70	(0.17)	15.68	15.51	0.00	(3.05)	(3.05)	94.16	19.38	1.04	[8]	(0.20)	167.8	2

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not Annualized.
[4]	Annualized.
[5]	Includes interest expense of 0.08%.
[6]	Includes interest expense of 0.05%.
[7]	Includes interest expense of 0.01%.
[8]	Includes interest expense of less than 0.01%.
[9]

The Adviser made a voluntary payment to the Fund in the amount of $739,525 to compensate the Fund for a loss incurred due to a valuation error. The impact of this payment increased the Fund’s total return by 0.01%.

[10]	Less than 0.5%.

36	See Notes to Financial Statements.

March 31, 2025	Baron Investment Funds Trust

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON SMALL CAP FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2025	34.65	(0.10)	(2.87)	(2.97)	0.00	(4.22)	(4.22)	27.46	(10.08)[3]	1.31	[4]	(0.61)[4]	1,153.5	7	[3]

Year Ended September 30,

2024	27.76	(0.21)	8.02	7.81	0.00	(0.92)	(0.92)	34.65	28.90	1.30		(0.69)	1,374.9	10

2023	24.98	(0.15)	4.38	4.23	0.00	(1.45)	(1.45)	27.76	17.42 [5]	1.31		(0.56)	1,187.8	10

2022	40.67	(0.23)	(10.74)	(10.97)	0.00	(4.72)	(4.72)	24.98	(30.93)	1.30		(0.72)	1,135.1	17

2021	35.06	(0.16)	9.89	9.73	0.00	(4.12)	(4.12)	40.67	29.77	1.29		(0.40)	1,829.5	16

2020	29.44	(0.29)	8.73	8.44	0.00	(2.82)	(2.82)	35.06	30.60	1.31		(0.98)	1,511.3	17

INSTITUTIONAL SHARES

Six Months Ended March 31,

2025	37.51	(0.06)	(3.16)	(3.22)	0.00	(4.22)	(4.22)	30.07	(9.97)[3]	1.05	[4]	(0.36)[4]	2,338.8	7	[3]

Year Ended September 30,

2024	29.90	(0.14)	8.67	8.53	0.00	(0.92)	(0.92)	37.51	29.25	1.05		(0.43)	2,828.6	10

2023	26.74	(0.09)	4.70	4.61	0.00	(1.45)	(1.45)	29.90	17.71 [5]	1.05		(0.31)	2,821.0	10

2022	43.12	(0.15)	(11.51)	(11.66)	0.00	(4.72)	(4.72)	26.74	(30.76)	1.04		(0.44)	2,613.0	17

2021	36.86	(0.06)	10.44	10.38	0.00	(4.12)	(4.12)	43.12	30.11	1.03		(0.15)	3,214.2	16

2020	30.74	(0.23)	9.17	8.94	0.00	(2.82)	(2.82)	36.86	30.96	1.05		(0.74)	2,724.6	17

R6 SHARES

Six Months Ended March 31,

2025	37.49	(0.06)	(3.16)	(3.22)	0.00	(4.22)	(4.22)	30.05	(9.98)[3]	1.05	[4]	(0.36)[4]	262.5	7	[3]

Year Ended September 30,

2024	29.89	(0.15)	8.67	8.52	0.00	(0.92)	(0.92)	37.49	29.23	1.05		(0.45)	312.1	10

2023	26.73	(0.09)	4.70	4.61	0.00	(1.45)	(1.45)	29.89	17.71 [5]	1.06		(0.31)	206.3	10

2022	43.10	(0.14)	(11.51)	(11.65)	0.00	(4.72)	(4.72)	26.73	(30.75)	1.04		(0.41)	184.4	17

2021	36.85	(0.06)	10.43	10.37	0.00	(4.12)	(4.12)	43.10	30.09	1.04		(0.16)	272.8	16

2020	30.73	(0.23)	9.17	8.94	0.00	(2.82)	(2.82)	36.85	30.97	1.05		(0.74)	218.5	17

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not Annualized.
[4]	Annualized.
[5]

The Adviser made a voluntary payment to the Fund in the amount of $573 to compensate the Fund for a loss incurred due to a trading error. The impact of this payment increased the Fund’s total return by less than 0.01%.

See Notes to Financial Statements.	37

Baron Investment Funds Trust	March 31, 2025

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON OPPORTUNITY FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2025	44.12	(0.24)	(0.08)	(0.32)	0.00	(2.33)	(2.33)	41.47	(1.57)[3]	1.30	[4]	(1.02)[4]	601.4	19	[3]

Year Ended September 30,

2024	30.67	(0.39)	13.84	13.45	0.00	0.00	0.00	44.12	43.85	1.31		(1.02)	637.0	33

2023	24.72	(0.27)	6.22	5.95	0.00	0.00	0.00	30.67	24.07	1.32	[5]	(0.96)	497.4	23

2022	43.49	(0.39)	(14.78)	(15.17)	0.00	(3.60)	(3.60)	24.72	(38.38)	1.31	[5]	(1.15)	448.5	31

2021	35.11	(0.49)	11.65	11.16	0.00	(2.78)	(2.78)	43.49	33.58	1.31	[5]	(1.19)	866.5	39

2020	21.53	(0.30)	15.56	15.26	0.00	(1.68)	(1.68)	35.11	75.25	1.34	[5]	(1.14)	644.9	43

INSTITUTIONAL SHARES

Six Months Ended March 31,

2025	47.08	(0.19)	(0.13)	(0.32)	0.00	(2.33)	(2.33)	44.43	(1.47)[3]	1.05	[4]	(0.76)[4]	710.6	19	[3]

Year Ended September 30,

2024	32.64	(0.31)	14.75	14.44	0.00	0.00	0.00	47.08	44.24	1.05		(0.76)	679.0	33

2023	26.24	(0.21)	6.61	6.40	0.00	0.00	0.00	32.64	24.39	1.06	[5]	(0.70)	473.2	23

2022	45.85	(0.32)	(15.69)	(16.01)	0.00	(3.60)	(3.60)	26.24	(38.23)	1.05	[5]	(0.90)	375.3	31

2021	36.79	(0.41)	12.25	11.84	0.00	(2.78)	(2.78)	45.85	33.91	1.05	[5]	(0.93)	711.4	39

2020	22.42	(0.25)	16.30	16.05	0.00	(1.68)	(1.68)	36.79	75.82	1.08	[5]	(0.88)	409.5	43

R6 SHARES

Six Months Ended March 31,

2025	47.13	(0.19)	(0.13)	(0.32)	0.00	(2.33)	(2.33)	44.48	(1.47)[3]	1.05	[4]	(0.76)[4]	38.4	19	[3]

Year Ended September 30,

2024	32.67	(0.31)	14.77	14.46	0.00	0.00	0.00	47.13	44.26	1.05		(0.76)	40.2	33

2023	26.27	(0.21)	6.61	6.40	0.00	0.00	0.00	32.67	24.36	1.07	[5]	(0.70)	28.8	23

2022	45.90	(0.32)	(15.71)	(16.03)	0.00	(3.60)	(3.60)	26.27	(38.23)	1.05	[5]	(0.89)	23.4	31

2021	36.82	(0.41)	12.27	11.86	0.00	(2.78)	(2.78)	45.90	33.94	1.05	[5]	(0.93)	36.1	39

2020	22.45	(0.24)	16.29	16.05	0.00	(1.68)	(1.68)	36.82	75.71	1.08	[5]	(0.87)	25.7	43

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not Annualized.
[4]	Annualized.
[5]	Includes interest expense of less than 0.01%.

38	See Notes to Financial Statements.

March 31, 2025	Baron Investment Funds Trust

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON FIFTH AVENUE GROWTH FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2025	51.61	(0.23)	(1.44)	(1.67)	0.00	(0.45)	(0.45)	49.49	(3.39)[3,4]		1.03	[5,6]	1.00	[5,6]	(0.81)[5]	123.9	10	[3]

Year Ended September 30,

2024	35.68	(0.37)	16.30	15.93	0.00	0.00	0.00	51.61	44.65	[4]	1.03	[6]	1.00	[6]	(0.84)	132.3	26

2023	28.73	(0.28)	7.23	6.95	0.00	0.00	0.00	35.68	24.19	[4]	1.06	[7]	1.01	[7]	(0.88)	103.0	13

2022	55.33	(0.39)	(24.49)	(24.88)	0.00	(1.72)	(1.72)	28.73	(46.49)[4,8]		1.03	[6]	1.00	[6]	(0.92)	84.2	37

2021	46.62	(0.46)	9.35	8.89	0.00	(0.18)	(0.18)	55.33	19.13	[4]	1.02		1.00		(0.88)	187.8	16

2020	32.10	(0.26)	15.77	15.51	0.00	(0.99)	(0.99)	46.62	49.56	[4]	1.05		1.00		(0.70)	176.9	12

INSTITUTIONAL SHARES

Six Months Ended March 31,

2025	53.45	(0.16)	(1.51)	(1.67)	0.00	(0.45)	(0.45)	51.33	(3.28)[3,4]		0.76	[5,6]	0.75	[5,6]	(0.56)[5]	453.3	10	[3]

Year Ended September 30,

2024	36.86	(0.27)	16.86	16.59	0.00	0.00	0.00	53.45	45.01	[4]	0.76	[6]	0.75	[6]	(0.59)	469.8	26

2023	29.60	(0.21)	7.47	7.26	0.00	0.00	0.00	36.86	24.53	[4]	0.78	[7]	0.76	[7]	(0.63)	332.9	13

2022	56.82	(0.29)	(25.21)	(25.50)	0.00	(1.72)	(1.72)	29.60	(46.35)[4,8]		0.76	[6]	0.75	[6]	(0.68)	281.8	37

2021	47.75	(0.34)	9.59	9.25	0.00	(0.18)	(0.18)	56.82	19.44	[4]	0.75		0.75		(0.63)	609.8	16

2020	32.80	(0.17)	16.15	15.98	(0.04)	(0.99)	(1.03)	47.75	49.93	[4]	0.78		0.75		(0.45)	350.5	12

R6 SHARES

Six Months Ended March 31,

2025	53.44	(0.16)	(1.51)	(1.67)	0.00	(0.45)	(0.45)	51.32	(3.28)[3,4]		0.76	[5,6]	0.75	[5,6]	(0.56)[5]	33.0	10	[3]

Year Ended September 30,

2024	36.86	(0.27)	16.85	16.58	0.00	0.00	0.00	53.44	44.98	[4]	0.76	[6]	0.75	[6]	(0.59)	34.3	26

2023	29.61	(0.21)	7.46	7.25	0.00	0.00	0.00	36.86	24.49	[4]	0.78	[7]	0.76	[7]	(0.63)	25.5	13

2022	56.84	(0.29)	(25.22)	(25.51)	0.00	(1.72)	(1.72)	29.61	(46.36)[4,8]		0.76	[6]	0.75	[6]	(0.68)	21.1	37

2021	47.76	(0.34)	9.60	9.26	0.00	(0.18)	(0.18)	56.84	19.45	[4]	0.75		0.75		(0.63)	39.6	16

2020	32.81	(0.17)	16.15	15.98	(0.04)	(0.99)	(1.03)	47.76	49.92	[4]	0.78		0.75		(0.45)	33.1	12

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not Annualized.
[4]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[5]	Annualized.
[6]	Includes interest expense of less than 0.01%.
[7]	Includes interest expense of 0.01%.
[8]

The Adviser made a voluntary payment to the Fund in the amount of $2,806 to compensate the Fund for a loss incurred due to a valuation error. The impact of this payment increased the Fund’s total return by less than 0.01%.

See Notes to Financial Statements.	39

Baron Investment Funds Trust	March 31, 2025

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON DISCOVERY FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2025	29.81	(0.14)	(0.01)	(0.15)	0.00	0.00	0.00	29.66	(0.50)[3,5]	1.32	[4]	(0.90)[4]	143.0	21	[3]

Year Ended September 30,

2024	24.28	(0.24)	5.77	5.53	0.00	0.00	0.00	29.81	22.78	1.32		(0.89)	134.8	31

2023	22.27	(0.22)	2.23	2.01	0.00	0.00	0.00	24.28	9.03	1.33		(0.90)	131.6	34

2022	36.93	(0.32)	(13.05)	(13.37)	0.00	(1.29)	(1.29)	22.27	(37.47)	1.32		(1.11)	146.9	41

2021	28.17	(0.43)	10.25	9.82	0.00	(1.06)	(1.06)	36.93	35.61	1.31		(1.20)	270.3	37

2020	19.41	(0.24)	9.03	8.79	0.00	(0.03)	(0.03)	28.17	45.33	1.35		(1.09)	165.2	43

INSTITUTIONAL SHARES

Six Months Ended March 31,

2025	30.67	(0.10)	(0.01)	(0.11)	0.00	0.00	0.00	30.56	(0.36)[3,5]	1.05	[4]	(0.63)[4]	1,314.0	21	[3]

Year Ended September 30,

2024	24.91	(0.17)	5.93	5.76	0.00	0.00	0.00	30.67	23.12	1.05		(0.63)	1,315.5	31

2023	22.80	(0.16)	2.27	2.11	0.00	0.00	0.00	24.91	9.25	1.06		(0.64)	1,098.7	34

2022	37.68	(0.25)	(13.34)	(13.59)	0.00	(1.29)	(1.29)	22.80	(37.31)	1.06		(0.84)	955.6	41

2021	28.65	(0.35)	10.44	10.09	0.00	(1.06)	(1.06)	37.68	35.97	1.05		(0.94)	1,721.2	37

2020	19.68	(0.19)	9.19	9.00	0.00	(0.03)	(0.03)	28.65	45.77	1.08		(0.82)	759.2	43

R6 SHARES

Six Months Ended March 31,

2025	30.67	(0.10)	(0.01)	(0.11)	0.00	0.00	0.00	30.56	(0.36)[3,5]	1.06	[4]	(0.63)[4]	49.8	21	[3]

Year Ended September 30,

2024	24.92	(0.17)	5.92	5.75	0.00	0.00	0.00	30.67	23.07	1.05		(0.63)	53.3	31

2023	22.80	(0.16)	2.28	2.12	0.00	0.00	0.00	24.92	9.30	1.06		(0.64)	46.4	34

2022	37.68	(0.24)	(13.35)	(13.59)	0.00	(1.29)	(1.29)	22.80	(37.30)	1.06		(0.85)	41.3	41

2021	28.65	(0.35)	10.44	10.09	0.00	(1.06)	(1.06)	37.68	35.97	1.05		(0.94)	38.1	37

2020	19.68	(0.19)	9.19	9.00	0.00	(0.03)	(0.03)	28.65	45.77	1.08		(0.83)	15.3	43

[1]	Based on average shares outstanding.
[2]	Total returns reflect investment of all dividends and distributions, if any.
[3]	Not Annualized.
[4]	Annualized.
[5]	The Administrator made a voluntary payment to the Fund in the amount of $29,621 due to a valuation error. The impact of this payment increased the Fund’s total return by less than 0.01%.

40	See Notes to Financial Statements.

March 31, 2025	Baron Investment Funds Trust

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON DURABLE ADVANTAGE FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2025	27.39	0.03	(1.18)	(1.15)	(0.00)[3]	0.00	(0.00)[3]	26.24	(4.19)[4,5]		1.00	[6]	0.95	[6]	0.23 [6]	91.5	7	[5]

Year Ended September 30,

2024	19.55	(0.02)	7.86	7.84	(0.00)[3]	0.00	(0.00)[3]	27.39	40.10	[4]	1.04		0.95		(0.06)	98.8	4

2023	14.66	(0.00)[3]	4.89	4.89	0.00	0.00	0.00	19.55	33.36	[4]	1.40		0.95		(0.02)	16.6	2

2022	18.47	(0.04)	(3.71)	(3.75)	0.00	(0.06)	(0.06)	14.66	(20.39)[4]		1.49	[7]	0.95		(0.23)	7.6	42

2021	14.47	(0.05)	4.06	4.01	(0.01)	0.00	(0.01)	18.47	27.70	[4]	1.91		0.95		(0.29)	9.8	11

2020	11.77	(0.00)[3]	2.72	2.72	(0.02)	0.00	(0.02)	14.47	23.10	[4]	2.80		0.95		(0.01)	4.0	17

INSTITUTIONAL SHARES

Six Months Ended March 31,

2025	27.81	0.07	(1.20)	(1.13)	(0.07)	0.00	(0.07)	26.61	(4.10)[4,5]		0.74	[6]	0.70	[6]	0.48 [6]	306.3	7	[5]

Year Ended September 30,

2024	19.82	0.05	7.96	8.01	(0.02)	0.00	(0.02)	27.81	40.46	[4]	0.77		0.70		0.19	319.8	4

2023	14.82	0.04	4.96	5.00	0.00	0.00	0.00	19.82	33.74	[4]	1.00		0.70		0.22	78.7	2

2022	18.63	0.01	(3.76)	(3.75)	0.00	(0.06)	(0.06)	14.82	(20.21)[4]		1.10	[7]	0.70		0.03	23.6	42

2021	14.56	(0.01)	4.09	4.08	(0.01)	0.00	(0.01)	18.63	28.01	[4]	1.48		0.70		(0.05)	27.1	11

2020	11.82	0.03	2.73	2.76	(0.02)	0.00	(0.02)	14.56	23.34	[4]	2.40		0.70		0.22	8.0	17

R6 SHARES

Six Months Ended March 31,

2025	27.81	0.07	(1.19)	(1.12)	(0.07)	0.00	(0.07)	26.62	(4.07)[4,5]		0.73	[6]	0.70	[6]	0.48 [6]	48.5	7	[5]

Year Ended September 30,

2024	19.82	0.04	7.97	8.01	(0.02)	0.00	(0.02)	27.81	40.46	[4]	0.74		0.70		0.15	53.7	4

2023	14.82	0.04	4.96	5.00	0.00	0.00	0.00	19.82	33.74	[4]	1.01		0.70		0.23	4.9	2

2022	18.63	0.00 [3]	(3.75)	(3.75)	0.00	(0.06)	(0.06)	14.82	(20.21)[4]		1.07	[7]	0.70		0.02	3.5	42

2021	14.56	(0.01)	4.09	4.08	(0.01)	0.00	(0.01)	18.63	28.01	[4]	1.47		0.70		(0.04)	4.3	11

2020	11.82	0.03	2.73	2.76	(0.02)	0.00	(0.02)	14.56	23.34	[4]	1.93		0.70		0.23	2.5	17

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Less than $0.01 per share
[4]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[5]	Not Annualized.
[6]	Annualized.
[7]	Includes interest expense of less than 0.01%.

See Notes to Financial Statements.	41

Baron Investment Funds Trust	March 31, 2025

Changes In and Disagreements with Accountants	For the period covered by this report

Not applicable.

Results of Meeting(s) of Shareholders	For the period covered by this report

Not applicable.

Remuneration Paid to Directors, Officers and Others	For the period covered by this report

Refer to the financial statements included herein.

Privacy Notice

The Funds collect nonpublic personal information about you from the following sources:

∎	Information we receive from you on applications or other forms;
∎	Information about your transactions with us, our Adviser or others; and
∎	Information we receive from third parties, such as credit reporting agencies.

“Nonpublic personal information” is private information about you that we obtain in connection with providing a financial product or service to you.

We may share your name and address with other Baron Funds and the Adviser and its affiliates for the purpose of sending you information about our products that we believe may be of interest to you and informing you of our upcoming Baron Investment Conference and for sending required information.

We do not disclose any nonpublic personal information about our customers to anyone, except as permitted or required by law. Examples of permitted disclosures under the law include sharing with companies that work for us to provide you services, such as the Transfer Agent or mailing house. All such companies that act on our behalf are contractually obligated to keep the information that we provide to them confidential and to use the information only to provide the services that we have asked them to perform for you and us.

We restrict access to nonpublic information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

This privacy notice is also available at all times on the Baron Funds® website, BaronCapitalGroup.com or by calling 1-800-99BARON.

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767 Fifth Avenue, 48th Fl.

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1-800-99BARON

212-583-2000

BaronCapitalGroup.com

SEMITRUST 3/31/2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON INVESTMENT FUNDS TRUST

By:	/s/ Ronald Baron
Ronald Baron
Principal Executive Officer

Date: May 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Principal Executive Officer

Date: May 23, 2025

By:	/s/ Christopher Snively
Christopher Snively
Principal Financial Officer

Date: May 23, 2025